As filed with the Securities and Exchange Commission on December 9, 2016

Securities Act File No. 333-[_____]

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549.

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     ☒

Pre-Effective Amendment No.      ☐

Post-Effective Amendment No.      ☐

Mutual Fund Series Trust

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street

Omaha, Nebraska 68130

(Address of Principal Executive Offices) (Zip Code)

(402) 895-1600

(Registrant’s Telephone Number, including Area Code)

CT CORPORATION SYSTEM

1300 EAST NINTH STREET

CLEVELAND, OH 44114

(Name and Address of Agent for Service)

JoAnn Strasser
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215 614-469-3264 (phone)
614-469-3361 (fax)

Title of securities being registered: Shares of a series of the Registrant

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares.

Approximate date of proposed public offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing become effective on 30 days after filing date pursuant to Rule 488 under the Securities Act of 1933, as amended.

CATALYST HEDGED INSIDER BUYING FUND

A SERIES OF MUTUAL FUND SERIES TRUST

17605 Wright Street

Omaha, Nebraska 68130

[____], 2016

Dear Shareholder:

We wish to provide you with some important information concerning your investment. You are receiving this Combined Prospectus/Information Statement because you own shares of the Catalyst Hedged Insider Buying Fund, a series of the Mutual Fund Series Trust. The Board of Trustees (the “Board”) of Mutual Fund Series Trust (the “Trust”), after careful consideration, has approved the reorganization (the “Reorganization”) of the Catalyst Hedged Insider Buying Fund (the “Target Fund”), into the Catalyst Insider Long/Short Fund (the “Survivor Fund”), which is also a series of the Trust.  The Target Fund and the Survivor Fund are sometimes each referred to separately as a “Fund”, and together as the “Funds”.  The series surviving the Reorganization, the Survivor Fund, will be referred to herein as the “Combined Fund”.  The Reorganization does not require your approval, and you are not being asked to vote.  The attached Combined Prospectus/Information Statement contains information about the Survivor Fund and provides details about the terms and conditions of the Reorganization.  You should review the Combined Prospectus/Information Statement carefully and retain it for future reference.

The Target Fund and Survivor Fund have similar, though not identical, investment objectives and principal investment strategies.  While the Funds use slightly different investment techniques and allocations at times, both Funds primarily invest in common stocks and options of domestic issuers that have exhibited recent insider buying. We anticipate that the Reorganization will result in benefits to the shareholders of the Target Fund as discussed more fully in the Combined Prospectus/Information Statement.  As a general matter, we believe that after the Reorganization, the Combined Fund will provide you with a similar investment objective, the opportunity to maintain your investment in a hedged strategy on a tax free basis, and portfolio management efficiencies.

The Board has concluded that the Reorganization is in the best interests of each of the Funds and their respective shareholders.  In approving the Reorganization, the Board considered, among other things, the similarities between the Funds’ investment objectives and strategies, the expected lower expense ratio for the Combined Fund, and the terms and conditions of the Agreement and Plan of Reorganization (the “Plan of Reorganization”). The Board also considered that it is not anticipated that the Reorganization will have any tax consequences for shareholders.

The Plan of Reorganization provides that the Target Fund will transfer all of its assets and liabilities to the Survivor Fund. In exchange for the transfer of these assets and liabilities, the Survivor Fund will simultaneously issue shares to the Target Fund in an amount equal in value to the net asset value of the Target Fund’s shares as of the close of business on the business day preceding the foregoing transfers. These transfers are expected to occur on or about December 30, 2016 (the “Closing Date”). Immediately after the Reorganization, the Target Fund will make a liquidating distribution to its shareholders of the Survivor Fund shares received, so that a holder of shares in the Target Fund at the Closing Date of the Reorganization will receive a number of shares of the Survivor Fund with the same aggregate value as the shareholder had in the Target Fund immediately before the Reorganization. Shareholders who own Class A shares of the Target Fund will receive Class A shares of the Survivor Fund. Shareholders who own Class C shares of the Target Fund will receive Class C shares of the Survivor Fund. Shareholders who own Class I shares of the Target Fund will receive Class I shares of the Survivor Fund.

Following the Reorganization, the Target Fund will cease operations as a separate series of the Trust.  Shareholders of the Target Fund will not be assessed any sales charges, redemption fees or any other shareholder fee in connection with the Reorganization.  In addition, we do not expect the Reorganization to cause the shareholders of the Target Fund to recognize any federally taxable gains or losses.

NO ACTION ON YOUR PART IS REQUIRED TO EFFECT THE REORGANIZATION.

If you have questions, please contact the Funds at 1-866-447-4228.

Sincerely,

Jennifer Bailey, Esq., Secretary

QUESTIONS AND ANSWERS

We recommend that you read the complete Combined Prospectus/Information Statement.  The following Questions and Answers provide an overview of the key features of the Reorganization and of the information contained in this Combined Prospectus/Information Statement.

Q.           What is this document and why did we send it to you?

A.       This is a Combined Prospectus/Information Statement that provides you with information about a plan of reorganization between the Catalyst Hedged Insider Buying Fund (the “Target Fund”) and the Catalyst Insider Long/Short Fund (the “Survivor Fund”). Both the Target Fund and the Survivor Fund are series of the Mutual Fund Series Trust (the “Trust”).  The Target Fund and the Survivor Fund are sometimes each referred to separately as a “Fund”, and together as the “Funds.”  The Funds pursue similar, though not identical, investment objectives and investment strategies.  When the reorganization (the “Reorganization”) is completed, your shares of the Target Fund will be exchanged for shares of the Survivor Fund, and the Target Fund will be terminated as a series of the Trust.  Please refer to the Combined Prospectus/Information Statement for a detailed explanation of the Reorganization, and a more complete description of the Survivor Fund.

You are receiving this Combined Prospectus/Information Statement because you own shares of the Target Fund as of December 7, 2016 (“Record Date”).  The Reorganization does not require approval by you or by shareholders of either the Target or Survivor Fund, and you are not being asked to vote.

Q.           Has the Board of Trustees approved the Reorganization?

A.            Yes, the Board of Trustees of the Trust (the “Board”) has approved the Reorganization.  After careful consideration, the Board, including all of the Trustees who are not “interested persons” of the Corporation (as defined in the Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Trustees”), determined that the Reorganization is in the best interests of the Target Fund’s and Survivor Fund’s shareholders and that neither Fund’s existing shareholders will be diluted as a result of the Reorganization.  Although the Survivor Fund has a higher gross expense ratio, the Board noted that shareholders will benefit by maintaining investment in a hedged strategy on a tax free basis in a fund with historically stronger performance. Additionally, it is expected that the Target Fund will benefit from the possible operating efficiencies and economies of scale that may result from combining the assets of the Target Fund with the assets of the Survivor Fund.

Q.           Why is the Reorganization occurring?

A.            The Board has determined that Target Fund shareholders may benefit from an investment in the Combined Fund in the following ways:

(i)	Shareholders of the Target Fund will remain invested in an open-end fund that has greater net assets; and
(ii)	The larger net asset size of the Combined Fund is expected to result in operating efficiencies (e.g., certain fixed costs, such as legal expenses, audit fees, compliance expenses, accounting fees and other expenses, will be spread across a larger asset base, thereby potentially lowering the total expense ratio borne by shareholders of the Combined Fund).

Q.           How will the Reorganization affect me as a shareholder?

A.           Upon the closing of the Reorganization, Target Fund shareholders will become shareholders of the Survivor Fund. With the Reorganization, all of the assets and the liabilities of the Target Fund will be combined with those of the Survivor Fund.  You will receive shares of the Survivor Fund of the same class as the shares you own of the Target Fund. An account will be created for each shareholder that will be credited with shares of the Survivor Fund with an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Target Fund shares at the time of the Reorganization.

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The number of shares a shareholder receives (and thus the number of shares allocated to a shareholder) will depend on the relative net asset values per share of the two Funds immediately prior to the Reorganization.  Thus, although the aggregate net asset value in a shareholder’s account will be the same, a shareholder may receive a greater or lesser number of shares than it currently holds in the Target Fund.  No physical share certificates will be issued to shareholders.  As a result of the Reorganization, a Target Fund shareholder will hold a smaller percentage of ownership in the Combined Fund than such shareholder held in the Target Fund prior to the Reorganization.

Q.           Why is no shareholder action necessary?

A.            Neither a vote of the shareholders of the Target Fund nor a vote of the shareholders of the Survivor Fund is required to approve the Reorganization under the Ohio Statutory Trust Act or under the Trust’s declaration of Trust. Under Rule 17a-8 of the 1940 Act, a vote of shareholders of the Target Fund is not required.

Q.           When will the Reorganization occur?

A.            The Reorganization is expected to take effect on or about December 30, 2016, or as soon as possible thereafter.

Q.           Who will pay for the Reorganization?

A.            The costs of the Reorganization will be borne by Catalyst Capital Advisors LLC, each Fund’s investment advisor.

Q.           Will the Reorganization result in any federal tax liability to me?

A.            The Reorganization will not result in a tax consequence to Target Fund shareholders.

Q.           Can I redeem my shares of the Target Fund before the Reorganization takes place?

A.            Yes.  You may redeem your shares, at any time before the Reorganization takes place, as set forth in the Target Fund’s prospectus. If you choose to do so, your request will be treated as a normal exchange or redemption of shares. Shares that are held as of December 30, 2016 will be exchanged for shares of the Survivor Fund.

Q.           Will shareholders have to pay any sales load, commission or other similar fee in connection with the Reorganization?

A.            No.  Shareholders will not pay any sales load, commission or other similar fee in connection with the Reorganization, and thus Target Fund shareholders will not pay any such fee indirectly.

Q.           Are there differences in front-end sales loads or contingent deferred sales charges?

A.            No.  Both the Target Fund and the Survivor Fund have the same front-end sales loads and contingent deferred sales charges.

Q.           Whom do I contact for further information?

A.            You can contact your financial advisor for further information.  You may also contact the Funds at 1-866-447-4228.  You may also visit our website at www.CatalystMF.com.

Important additional information about the Reorganization is set forth in the accompanying Combined Prospectus/Information Statement.  Please read it carefully.

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INFORMATION STATEMENT FOR

CATALYST HEDGED INSIDER BUYING FUND, A SERIES OF MUTUAL FUND SERIES TRUST

17605 WRIGHT STREET

OMAHA, NEBRASKA 68130

PROSPECTUS FOR

CATALYST INSIDER LONG/SHORT FUND, A SERIES OF MUTUAL FUND SERIES TRUST

17605 WRIGHT STREET

OMAHA, NEBRASKA 68130

DATED [ ], 2016

RELATING TO THE REORGANIZATION OF

CATALYST HEDGED INSIDER BUYING FUND

WITH AND INTO

CATALYST INSIDER LONG/SHORT FUND

EACH A SERIES OF MUTUAL FUND SERIES TRUST

This Combined Prospectus/Information Statement is furnished to you as a shareholder of Catalyst Hedged Insider Buying Fund (the “Target Fund”), a series of Mutual Fund Series Trust., a Ohio business trust (the “Trust”).  As provided in the Agreement and Plan of Reorganization (the “Plan of Reorganization”), the Target Fund will be reorganized into the Catalyst Insider Long/Short (the “Survivor Fund”), also a series of the Trust (the “Reorganization”).  The Target Fund and the Survivor Fund are each referred to herein as a “Fund”, and together, the “Funds.”  The Fund surviving the Reorganization, the Survivor Fund, will be referred to herein as the “Combined Fund.” For purposes of this Combined Prospectus/Information Statement, the terms “shareholder,” “you” and “your” may refer to the shareholders of the Target Fund.

The Board of Trustees of the Trust (the “Board”), on behalf of each Fund, has approved the Reorganization and has determined that the Reorganization is in the best interests of the Funds and their respective shareholders.  The Survivor Fund pursues an investment objective and investment strategies substantially similar to that of the Target Fund.  While the Funds use slightly different investment techniques and allocations at times, both Funds primarily invest in common stocks and options of domestic issuers that have exhibited recent insider buying, see “Summary—Investment Objectives and Principal Investment Strategies” below.

At the closing of the Reorganization, the Survivor Fund will acquire substantially all of the assets and the liabilities of the Target Fund in exchange for shares of the Survivor Fund.  Immediately after receiving the Survivor Fund shares, the Target Fund will distribute these shares to its shareholders in the liquidation of the Target Fund.  Target Fund shareholders will receive shares of the Survivor Fund with an aggregate net asset value equal to the aggregate net asset value of the Target Fund shares they held immediately prior to the Reorganization.  After distributing these shares, the Target Fund will be terminated as a series of the Trust.  As a result of the Reorganization a shareholder of the Target Fund will have a smaller percentage of ownership in the Combined Fund than such shareholder’s percentage of ownership in the Target Fund prior to the Reorganization.

This Combined Prospectus/Information Statement sets forth concisely the information you should know about the Reorganization of the Target Fund and constitutes an offering of the shares of the Survivor Fund issued in the Reorganization.  Please read it carefully and retain it for future reference.

A Statement of Additional Information dated November 1, 2016 (the “Reorganization SAI”), relating to this Combined Prospectus/Information Statement and the Reorganization has been filed with the Securities and Exchange Commission (the “SEC”), and is incorporated by reference into (legally considered to be part of) this Combined Prospectus/Information Statement.  A copy of the Reorganization SAI is available upon request and without charge by contacting the Funds toll free at 1-866-447-4228.

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 In addition, the following documents each have been filed with the Securities and Exchange Commission (the “SEC”), and are incorporated herein by reference:

•	the Prospectus related to the Target Fund, dated November 1, 2016;
•	the Statement of Additional Information related to the Target Fund and Survivor Fund, dated November 1, 2016
•	the Annual Report to shareholders of the Target Fund for the fiscal year ended June 30, 2016, which has previously been sent to shareholders of the Target Fund; and
•	the Semi-Annual Report to shareholders of the Target Fund for the fiscal period ended December 31, 2015, which has previously been sent to shareholders of the Target Fund.

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, file reports and other information, including proxy materials, with the SEC.

The Reorganization SAI, as well as the Funds’ Prospectus, Statement of Additional Information and their annual and semi-annual reports, are available upon request and without charge by writing to the Funds at 17605 Wright Street, Omaha, Nebraska 68130 or by calling toll-free at 1-866-447-4228.  They are also available, free of charge, at the Funds’ website at www.CatalystMF.com.  Information about the Funds can also be reviewed and copied at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549-0102.  Call 1-202-551-8090 for information on the operation of the public reference room. This information is also accessible via the Edgar database on the SEC’s internet site at www.sec.gov and copies may be obtained upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

THIS COMBINED PROSPECTUS/INFORMATION STATEMENT IS EXPECTED TO BE SENT TO SHAREHOLDERS ON OR ABOUT [N-14 DATE].

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION NOT CONTAINED IN THIS COMBINED PROSPECTUS/INFORMATION STATEMENT AND, IF SO GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS COMBINED PROSPECTUS/INFORMATION STATEMENT DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY SECURITIES IN ANY JURISDICTION IN WHICH, OR TO ANY PERSON TO WHOM, IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION.

NEITHER THE SEC NOR ANY STATE REGULATOR HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS COMBINED PROSPECTUS/INFORMATION STATEMENT.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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TABLE OF CONTENTS

SUMMARY	[ ]

Investment Objectives and Principal Investment Strategies	[ ]
Fees and Expenses	[ ]
Portfolio Turnover	[ ]
Tax Information	[ ]
Payments to Broker-Dealers and Other Financial Intermediaries	[ ]
Federal Tax Consequences	[ ]
Purchase, Exchange, Redemption, Transfer and Valuation of Shares	[ ]
Principal Investment Risks	[ ]

COMPARISON OF THE TARGET FUND AND SURVIVOR FUND	[ ]

Investment Objectives and Principal Investment Strategies	[ ]
Comparison of Investment Objectives and Principal Investment Strategies	[ ]
Fundamental Investment Policies	[ ]
Risks of the Funds	[ ]
Performance History	[ ]
Management of the Funds	[ ]
Portfolio Managers	[ ]
Other Service Providers	[ ]
Distribution and Shareholder Servicing Arrangements	[ ]
Purchase, Exchange, Redemption, Transfer and Valuation of Shares	[ ]
Distributions	[ ]

FINANCIAL HIGHLIGHTS	[ ]

INFORMATION RELATING TO THE REORGANIZATION	[ ]

Description of the Reorganization	[ ]
Reasons for the Reorganization	[ ]
Federal Income Taxes	[ ]
Expenses of the Reorganization	[ ]
Continuation of Shareholder Accounts and Plans; Share Certificates	[ ]
Legal Matters	[ ]

OTHER INFORMATION	[ ]

Additional Information about the Survivor Fund	[ ]
Investment Strategies of the Survivor Fund	[ ]
Share Classes	[ ]
Capitalization	[ ]
Shareholder Information	[ ]
Shareholder Rights and Obligations	[ ]
Dividends, Capital Gains and Taxes	[ ]
Shareholder Proposals	[ ]

EXHIBIT A: AGREEMENT AND PLAN OF REORGANIZATION	[ ]

EXHIBIT B: FINANCIAL HIGHLIGHTS	[ ]

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SUMMARY

The following is a summary of certain information contained elsewhere in this Combined Prospectus/Information Statement and is qualified in its entirety by references to the more complete information contained herein.  Shareholders should read the entire Combined Prospectus/Information Statement carefully.

The Trust, organized under the laws of the state of Ohio, is an open-end management investment company registered with the SEC.  The Target Fund and Survivor Fund are organized as separate series of the Trust.  The investment objective of each of the Target Fund and the Survivor Fund is to seek total return.

Catalyst Capital Advisors LLC (“Catalyst”) is the investment advisor for the Funds and will serve as the investment advisor for the Combined Fund.  David Miller, Senior Portfolio Manager of the Advisor, serves as each Fund’s Portfolio Manager. Mr. Miller is expected to continue the day-to-day management of the Combined Fund following the Reorganization.

The Reorganization.

The Proposed Reorganization.  The Board, including the Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) (the “Independent Trustees”), on behalf of each of the Target Fund and the Survivor Fund, has approved the Agreement and Plan of Reorganization (the “Plan of Reorganization”).  The Plan of Reorganization provides for:

•	the transfer of substantially all of the assets and the liabilities of the Target Fund to the Survivor Fund in exchange for shares of the Survivor Fund;
•	the distribution of such shares to the Target Fund’s shareholders; and
•	the termination of the Target Fund as a separate series of the Trust.

If the proposed Reorganization is completed, the Survivor Fund will acquire substantially all of the assets and the liabilities of the Target Fund, and shareholders of the Target Fund will receive shares of the Survivor Fund with an aggregate net asset value equal to the aggregate net asset value of the Target Fund shares that the shareholders own immediately prior to the Reorganization.

Background and Reasons for the Proposed Reorganization.  The Reorganization has been proposed because Catalyst believes that it is in the best interests of each Fund’s shareholders if the Target Fund is merged with the Survivor Fund.  The Survivor Fund has substantially similar investment objective and investment strategies as the Target Fund.  Although the Survivor Fund has a higher gross expense ratio, shareholders will benefit by maintaining investment in a hedged strategy on a tax free basis in a fund with historically stronger performance. Additionally, following the Reorganization, the Combined Fund shareholders are projected to realize certain economies because certain fixed costs, such as legal expenses, audit fees, compliance expenses, accounting fees and other expenses, will be spread across a larger asset base, thereby potentially lowering the total operating expenses borne by the shareholders.  As a result, Catalyst believes Target Fund shareholders would benefit from becoming shareholders of the Survivor Fund.

In approving the Plan of Reorganization, the Board, on behalf of the Target Fund, including the Independent Trustees, determined that the Reorganization is in the best interests of the Target Fund and that the interests of the Target Fund shareholders will not be diluted as a result of the Reorganization.  Before reaching this conclusion, the Board engaged in a thorough review process relating to the proposed Reorganization.  The Board approved the Reorganization at a meeting held on December 5, 2016.

The factors considered by the Board with regard to the Reorganization include, but are not limited to, the following:

•	After the Reorganization, shareholders will be invested in a Combined Fund with a substantially similar investment objective and principal investment strategies;
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•	After the Reorganization, shareholders will be invested in a Combined Fund with an identical management fee and expense cap pursuant to an in force Expense Limitation Agreement;
•	The same portfolio manager that currently manages each Fund is expected to manage the Combined Fund following the closing of the Reorganization;
•	The Combined Fund resulting from the completion of the Reorganization is expected to achieve certain operating efficiencies from its larger net asset size;
•	The Reorganization will allow shareholders to maintain their investment in a hedged strategy;
•	The Reorganization is not expected to result in any tax consequence to shareholders;
•	The Funds and their shareholders will not bear any of the costs of the Reorganization; and
•	The Target Fund shareholders will receive Survivor Fund shares with the same aggregate net asset value as their Target Fund shares.

Additionally, although the Survivor Fund has a higher gross expense ratio, the Board noted that shareholders will benefit by maintaining investment in a hedged strategy on a tax free basis in a fund with historically stronger performance. The Board, including all of the Independent Trustees, concluded, based upon the factors and determinations summarized above, that completion of the Reorganization is advisable and in the best interests of the shareholders of each Fund, and that the interests of the shareholders of each Fund will not be diluted as a result of the Reorganization.  The determinations on behalf of each Fund were made on the basis of each Board member’s business judgment after consideration of all of the factors taken as a whole, though individual Board members may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Neither a vote of the shareholders of the Target Fund nor a vote of the shareholders of the Survivor Fund is required to approve the Reorganization under the Ohio law or under the Trust’s declaration of trust.

In addition, under Rule 17a-8 under the 1940 Act, a vote of the shareholders of the Target Fund is not required if as a result of the Reorganization: (i) there is no policy of the Target Fund that under Section 13 of the 1940 Act could not be changed without a vote of a majority of its outstanding voting securities that is materially different from a policy of the Survivor Fund; (ii) the Survivor Fund’s advisory contract is not materially different from that of the Target Fund; (iii) the Independent Trustees of the Target Fund who were elected by its shareholders will comprise a majority of the Independent Trustees of the Board overseeing the Survivor Fund; and (iv) after the Reorganization, the Survivor Fund will not be authorized to pay fees under a 12b-1 plan that are greater than fees authorized to be paid by the Target Fund under such a plan. The Reorganization meets all of these conditions, and, therefore, a vote of shareholders is not required under the 1940 Act.

Investment Objectives and Principal Investment Strategies

The Funds have similar, though not identical investment objectives and investment strategies.  The Combined Fund’s investment objective and principal investment strategies will be those of the Survivor Fund.  See “Comparison of the Target Fund and the Survivor Fund — Comparison of Investment Objectives and Principal Investment Strategies” below.

The Target Fund’s objective is long term capital appreciation. The Survivor Fund’s objective is long term capital appreciation with low volatility and low correlation to the equity markets. Both Funds primarily invest in common stocks and options of domestic issuers that have exhibited recent insider buying.

For information on risks, see “Comparison of the Target Fund and Survivor Fund — Risks of the Funds”, below.  The fundamental investment policies applicable to each Fund are identical.

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Fees and Expenses

As an investor, shareholders pay fees and expenses to buy and hold shares of the Fund.  Shareholders may pay shareholder fees directly when they buy or sell shares.  Shareholders pay annual fund operating expenses indirectly because they are deducted from Fund assets.

The following tables allow you to compare the shareholder fees and annual fund operating expenses as a percentage of the aggregate daily net assets of each Fund that you may pay for buying and holding shares of the Fund. The pro forma columns show expenses of the Combined Fund as if the Reorganization had occurred on the last day of the Fund’s fiscal year ended June 30, 2016.  The Annual Fund Operating Expenses table and Example tables shown below are based on actual expenses incurred during each Fund’s fiscal year ended June 30, 2016.  Please keep in mind that, as a result of changing market conditions, total asset levels, and other factors, expenses at any time during the current fiscal year may be significantly different from those shown.

Shareholder Fees (fees paid directly from your investment):

	Target Fund Class A shares	Survivor Fund Class A shares	Pro Forma Combined Fund Class A shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	5.75%	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%	1.00%	1.00%

Class C and Class I shares do not pay any sales charges.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Target Fund Class A shares	Survivor Fund Class A shares	Pro Forma Combined Fund Class A shares
Management Fees	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other expenses	1.73%	2.52%	2.52%
Interest and Dividend Expense Remaining Other Expenses	0.33% 1.40%	1.54% 0.98%	1.54% 0.98%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	3.25%	4.04%	4.04%
Fee Waiver and/or Expense Reimbursement	(1.15)%	(0.73)%	(0.73)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.10%	3.31%	3.31%

	Target Fund Class C shares	Survivor Fund Class C shares	Pro Forma Combined Fund Class A shares
Management Fees	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	1.00%	1.00%	1.00%
Other expenses	1.85%	2.52%	2.52%
Interest and Dividend Expense Remaining Other Expenses	0.33% 1.52%	1.54% 0.98%	1.54% 0.98%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%
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Total Annual Fund Operating Expenses	4.12%	4.79%	4.79%
Fee Waiver and/or Expense Reimbursement	(1.27)%	(0.73)%	(0.73)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.85%	4.06%	4.06%

	Target Fund Class I shares	Survivor Fund Class I shares	Pro Forma Combined Fund Class I shares
Management Fees	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%	0.00%
Other expenses	1.94%	2.52%	2.52%
Interest and Dividend Expense Remaining Other Expenses	0.33% 1.61%	1.54% 0.98%	1.54% 0.98%
Acquired Fund Fees and Expenses[1]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	3.21%	3.79%	3.79%
Fee Waiver and/or Expense Reimbursement[2,3]	(1.36)%	(0.73)%	(0.73)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.85%	3.06%	3.06%

1 Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

2 The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes and extraordinary expenses) at 1.75%. 2.50% and 1.50% for Class A shares, Class C shares and Class I shares, respectively, through October 31, 2017. This agreement may only be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Advisor and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture.

3 Restated to reflect the expense limitation agreement currently in effect.

EXAMPLES

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A	1 year	3 years	5 years	10 years
Target Fund	$776	$1,417	$2,081	$3,846
Survivor Fund	$890	$1,671	$2,468	$4,529
Pro Forma — Combined Fund	$890	$1,671	$2,468	$4,529

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Class C	1 year	3 years	5 years	10 years
Target Fund	$288	$1,137	$2,001	$1,561
Survivor Fund	$408	$1,377	$2,350	$4,801
Pro Forma — Combined Fund	$408	$1,377	$2,350	$4,801

Class I	1 year	3 years	5 years	10 years
Target Fund	$188	$862	$1,561	$3,419
Survivor Fund	$309	$1,091	$1,892	$3,981
Pro Forma — Combined Fund	$309	$1,091	$1,892	$3,981

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Target Fund’s portfolio turnover rate was 156% of the average value of its portfolio, and the Survivor Fund’s portfolio turnover rate was 184% of the average value of its portfolio.

Federal Tax Consequences

It is expected that the Reorganization itself will be a tax-free reorganization under Section 368(a) of the Internal Revenue Code. Accordingly, no gain or loss is expected to be recognized by the Funds as a direct result of the Reorganization.

Purchase, Exchange, Redemption, Transfer and Valuation of Shares

The policies of the Target Fund and the Survivor Fund regarding the purchase, redemption, exchange, transfer and valuation of shares are identical.  Please see “Comparison of the Target Fund and Survivor Fund—Distribution and Shareholder Servicing Arrangements” and “ —Purchase, Exchange, Redemption, Transfer and Valuation of Shares” below for information regarding the purchase, exchange, redemption, transfer and valuation of shares.

Principal Investment Risks

Because of their similar investment strategies, the primary risks associated with an investment in the Survivor Fund are similar to those associated with an investment in the Target Fund.  Primary investment risks for both Funds include management risk, market risk, options risk, security risk, segregation risk, small capitalization stock risk, and turnover risk. More information on each of these types of investment risk can be found under “Comparison of the Target Fund and Survivor Fund — Risks of the Funds” below.

COMPARISON OF THE TARGET FUND AND SURVIVOR FUND

Investment Objectives and Principal Investment Strategies

Target Fund.  The investment objective of the Target Fund is long term capital appreciation. The Target Fund’s investment objective may be changed by the Target Fund’s Board of Trustees upon 60 days’ written notice to shareholders.

 The Fund invests primarily in common stocks of domestic issuers. The Fund may invest in companies of any market capitalization. The Fund seeks to invest in companies that have exhibited recent insider buying by corporate executives or directors. The Fund will also buy put options or write covered and uncovered call options on the equity indexes to hedge downside risk and reduce volatility.

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The Advisor uses public information that is filed with the Securities and Exchange Commission (“SEC”) on corporate insider buying and selling activity for its investment decisions. The Advisor’s research and quantitative back testing of insider buying and selling activity data over long periods of time has resulted in the development of a proprietary method of analyzing insider buying and selling activity that it believes can provide long-term capital appreciation. The underlying thesis is that corporate insiders know more about the prospects of the company they run than anybody else.

The Advisor’s investment process focuses on insider identities (as defined by a person’s position in the company), insider motivations, insider trading trends, trading volumes, firm size and other factors to select stocks for the portfolio. Stocks are sold when the relevant insider trading trends reverse or when portfolio positions achieve or no longer provide the targeted risk adjusted return.

The Fund may also purchase put options or write call options on stocks that have exhibited recent insider selling by corporate executives or directors that the Advisor believes are unattractive and likely to underperform.

To secure the Fund’s obligation to cover its short positions on options, the Fund must pledge collateral as security to the broker. This pledged collateral is segregated and maintained with the Fund’s custodian.

The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of options and other portfolio investments may lead to higher taxes if Fund shares are held in a taxable account.

Survivor Fund.  The investment objective of the Survivor Fund is long term capital appreciation with low volatility and low correlation to the equity markets. The Survivor Fund’s investment objective may be changed by the Survivor Fund’s Board of Trustees upon 60 days’ written notice to shareholders.

Combined Fund.  The Combined Fund’s investment objective and principal investment strategies will be those of the Survivor Fund.

Comparison of Investment Objectives and Principal Investment Strategies

The Funds’ investment objectives are identical and their principal investment strategies are similar.  While the Funds use slightly different investment techniques and allocations at times, both Funds primarily invest in Funds primarily invest in common stocks and options of domestic issuers that have exhibited recent insider buying. The table below compares the investment objectives and principal investment strategies of the two Funds:

Target Fund	Survivor Fund

Principal Investment Objective	Principal Investment Objective

The Fund’s principal investment objective is long term capital appreciation.	The Fund’s principal investment objective is long term capital appreciation with low volatility and low correlation to the equity market.

Principal Investment Strategies	Principal Investment Strategies

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The Fund invests primarily in common stocks of domestic issuers. The Fund may invest in companies of any market capitalization. The Fund seeks to invest in companies that have exhibited recent insider buying by corporate executives or directors. The Fund will also buy put options or write covered and uncovered call options on the equity indexes to hedge downside risk and reduce volatility.	The Fund seeks to achieve its investment objective by investing primarily in common stocks and options of U.S. companies. The Fund will take long positions in stocks that are experiencing significant insider buying and take counteracting short positions, primarily through selling stocks short and buying put options, in those companies that are experiencing insider selling or no insider buying. The Fund may invest in companies of any market capitalization, including smaller-sized companies.

The Advisor uses public information that is filed with the Securities and Exchange Commission (“SEC”) on corporate insider buying and selling activity for its investment decisions. The Advisor’s research and quantitative back testing of insider buying and selling activity data over long periods of time has resulted in the development of a proprietary method of analyzing insider buying and selling activity that it believes can provide long-term capital appreciation.

The underlying thesis is that corporate insiders know more about the prospects of the company they run than anybody else.

Same.

The Advisor’s investment process focuses on insider identities (as defined by a person’s position in the company), insider motivations, insider trading trends, trading volumes, firm size and other factors to select stocks for the portfolio. Stocks are sold when the relevant insider trading trends reverse or when portfolio positions achieve or no longer provide the targeted risk adjusted return.	Same.

The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of options and other portfolio investments may lead to higher taxes if Fund shares are held in a taxable account.	Same.

The Fund may also purchase put options or write call options on stocks that have exhibited recent insider selling by corporate executives or directors that the Advisor believes are unattractive and likely to underperform.	The Fund may also invest in options that have exhibited recent insider selling.

To secure the Fund’s obligation to cover its short positions on options, the Fund must pledge collateral as security to the broker. This pledged collateral is segregated and maintained with the Fund’s custodian.	Though not specifically noted in the Fund’s strategy disclosures, it is subject to the same requirements regarding cover as disclosed for the Target Fund.

 Fundamental Investment Policies

Each Fund has adopted the following investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of the Fund which means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund.

As a matter of fundamental policy, each Fund, except as otherwise noted, may not:

(a) borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

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(b) issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(c) engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(d) purchase or sell real estate, which does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that each Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

(e) purchase or sell physical commodities or forward contracts relating to physical commodities;

(f) make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with a Fund's investment objective and policies may be deemed to be loans;

(g) invest 25% or more of its total assets in a particular industry or group of industries. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto;

The Target Fund had adopted the following fundamental investment policy: With respect to 75% of the Fund’s total assets, purchase the securities of any issuer, except securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities issued by other investment companies, if, as a result (i) more than 5% of the Fund’s total assets would be invested in securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

Each Fund has adopted the following investment policies which are not fundamental and may be changed by the Board without the approval of the shareholders of the Funds:

(a) No Fund will invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities. Rule 144A securities with registration rights are not considered to be illiquid;

(b) No Fund will purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving futures contracts, and other permitted investments and techniques;

(c) No Fund will mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with permitted borrowings. No Fund will mortgage, pledge or hypothecate more than 1/3 of its assets as collateral for such borrowing, and immediately after such borrowing the Fund shall maintain asset coverage of 300% of all borrowing. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales, securities lending and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation;

(d) No Fund will purchase any security while borrowings (including reverse repurchase transactions) representing more than one third of its total assets are outstanding.

If a restriction on the Fund’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund assets invested in certain securities or other instruments, or change in average duration of the Fund’s investment portfolio, resulting from changes in the value of the Fund’s total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

The Combined Fund will have the same fundamental investment policies as the Survivor Fund.

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Risks of the Funds

The following are the principal investment risks involved in an investment in both Funds:

Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk. Overall stock and bond market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Stocks and bonds involve the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the security’s intrinsic worth or the manager misgauged that worth. They also may decline in price, even though, in theory, they are already undervalued.

Options Risk. There are risks associated with the sale and purchase of call and put options. As the seller (writer) of a call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. As a seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price. If unhedged, a Fund’s written calls expose the Fund to potentially unlimited losses.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio. The net asset value of the Fund will fluctuate based on changes in the value of the securities in which the Fund invests. The Fund invests in securities that may be more volatile and carry more risk than some other forms of investment. The price of securities may rise or fall because of economic or political changes. Security prices in general may decline over short or even extended periods of time. Market prices of securities in broad market segments may be adversely affected by a prominent issuer having experienced losses, lack of earnings, failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

Segregation Risk. In order to secure its obligations to cover its short positions on options, the Fund will either own the underlying assets, enter into offsetting transactions or set aside cash or readily marketable securities. This requirement may cause the Fund to miss favorable trading opportunities, due to a lack of sufficient cash or readily marketable securities. This requirement may also cause the Fund to realize losses on offsetting or terminated derivative contracts or special transactions.

Smaller Capitalization Stock Risk. To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Smaller-sized companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller-sized companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Smaller-sized companies may have limited markets, product lines or financial resources and may lack management experience.

Turnover Risk. The Fund may have a high turnover of the securities held in its portfolio. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

The following are additional principal investment risks involved in an investment in the Survivor Fund:

Short Selling Risk. The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss. The Fund’s short positions may result in a loss if the price of the short position instruments rise and it costs more to replace the short positions. In contrast to the Fund’s long positions, for which the risk of loss is typically limited to the amount invested, the

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potential loss on the Fund’s short positions is potentially large. Market factors may prevent the Fund from closing out a short position at the most desirable time or at a favorable price.

Performance History

The accompanying bar chart and table provide some indication of the risks of investing in the Funds. They show changes in each Fund’s performance for each year since inception and each Fund’s average annual returns for the last one year, five years and since inception compared to those of a broad-based securities market index. Each Fund’s past performance does not necessarily indicate how it will perform in the future. To obtain performance information up to the most recent month end, call toll free 1-866-447-4228.

Target Fund

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Hedged Insider Buying Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. Although Class C and Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C and Class I shares would be different from Class A shares because Class C and Class I shares have different expenses than Class A shares. Sales charges are reflected in the information shown below in the table, but the information shown in the bar chart does not reflect sales charges, and, if it did, returns would be lower. How the Hedged Insider Buying Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Annual Total Returns

During the period shown in the bar chart, the highest return for a quarter was 13.22% (quarter ended September 30, 2012), and the lowest return for a quarter was (21.78)% (quarter ended

September 30, 2015). The Fund’s Class A year-to-date return for the period ended September 30, 2016 was (22.79)%.

Average Annual Total Returns

(for the periods ended, December 31, 2015)

Class A	1 Year	5 Year	Since inception (10/28/2010)
Return Before Taxes	(26.22)%	(1.26)%	0.21%
Return After Taxes on Distributions	(26.22)%	(2.92)%	(1.43)%
Return After Taxes on Distributions and Sale of Fund Shares	(14.84)%	(1.43)%	(0.31)%
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Class C
Return Before Taxes	(22.36)%	(0.64)%	0.78%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	(2.18)%	10.68%	12.35%
IQ Hedge Long/Short Beta Total Return Index (reflects no deduction for fees, expenses or taxes)	0.32%	4.06%	4.23%

Class I			Since inception (6/6/2014)
Return Before Taxes	(21.22)%	-	(21.48)%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	(2.18)%	N/A	1.01%
IQ Hedge Long/Short Beta Total Return Index (reflects no deduction for fees, expenses or taxes)	0.32%	N/A	1.30%

        Survivor Fund

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Insider Long/Short Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. Although Class C and Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C shares would be different from Class A shares because Class C and Class I shares have different expenses than Class A shares. Sales charges are reflected in the information shown below in the table, but the information shown in the bar chart does not reflect sales charges, and, if it did, returns would be lower. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Annual Total Returns

 During the period shown in the bar chart, the highest return for a quarter was 11.30% (quarter ended June 30, 2014), and the lowest return for a quarter was (11.56)% (quarter ended September 30, 2015). The Fund’s Class A year-to-date return for the period ended September 30, 2016 was (16.87)%.

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Average Annual Total Returns

(for the periods ended, December 31, 2015)

Class A	1 Year	Since inception (4/30/2012)
Return Before Taxes	(5.21)%	1.33%
Return After Taxes on Distributions	(5.21)%	0.83%
Return After Taxes on Distributions and Sale of Fund Shares	(2.95)%	0.85%

Class C
Return Before Taxes	(0.10)%	2.32%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	1.38%	13.31%
IQ Hedge Long/Short Beta Total Return Index (reflects no deduction for fees, expenses or taxes)	0.32%	5.33%
Class I		Since inception (6/6/2014)
Return Before Taxes	1.14%	(6.02)%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	1.38%	5.21%
IQ Hedge Long/Short Beta Total Return Index (reflects no deduction for fees, expenses or taxes)	0.32%	1.20%

The accounting survivor of the Reorganization will be the Survivor Fund.  As such, the Combined Fund will continue the performance history of the Survivor Fund after the closing of the Reorganization.

Description of Benchmark Indexes Used by the Funds

The IQ Hedge Long/Short Beta Index attempts to replicate the risk-adjusted return characteristics of the collective hedge funds using a long/short equity investment style. Long/short equity hedge fund managers typically invest on both long and short sides of equity markets and diversify their risks by limiting the net exposure to particular sectors, regions or market capitalizations and focusing on company specific anomalies. Investors cannot invest directly in an Index.

The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index, although individuals may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index. The Catalyst Small-Cap Insider Buying Fund may or may not purchase the types of securities represented by the S&P 500 Total Return Index.

Management of the Funds

Advisor

Catalyst Capital Advisors LLC, a New York limited liability company located at 36 North New York Avenue, Huntington, NY serves as Advisor to the Funds. The Advisor was formed on January 24, 2006. Management of the Funds is currently its primary business. The Advisor is under common control with AlphaCentric Advisors LLC and Rational Advisors, Inc., the investment advisors of other funds in the same group of investment companies also known as a “fund complex”. Information regarding the funds in the Fund Complex can be found at Information regarding the funds in the Fund Complex can be found at http://intelligentalts.com. Under the terms of the management agreement, Catalyst Capital Advisors LLC is responsible for formulating the Funds’ investment policies, making ongoing investment decisions and engaging in portfolio transactions.

Subject to the authority of the Board of Trustees, the Advisor is responsible for management of the Funds investment portfolio. The Advisor is responsible for selecting each Fund's investments according to the Fund's investment objective, policies and restrictions. As of November 30, 2016, the advisor had approximately $6 billion

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in assets under management. Pursuant to an advisory agreement between the Funds and the Advisor, the Advisor is entitled to receive, on a monthly basis, an annual advisory fee equal to the following percentage of the respective Fund’s average daily net assets.

Fund	Management Fee
Catalyst Hedged Insider Buying (Target Fund)	1.25%
Catalyst Insider Long/Short (Survivor Fund)	1.25%

The Combined Fund will have an annual advisory fee equal to 1.25% of its average daily net assets.

For the fiscal year ended June 30, 2016, the Advisor received 0.08% and 0.51% of the Target Fund’s and Survivor Fund’s, respectively, average daily net assets. A discussion regarding the basis for the Board of Trustees approving the advisory agreement is made available in each Fund’s Annual Report. Details of the approval are discussed in the Annual Report following the approval.

The Advisor has contractually agreed to waive fees and/or reimburse expenses of each Fund to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes and extraordinary expenses) at 1.75%. 2.50% and 1.50% for Class A shares, Class C shares and Class I shares, respectively, through October 31, 2017. This agreement may only be terminated by the Board on 60 days’ written notice to the Advisor and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture.

Portfolio Manager

David Miller is a senior portfolio manager and co-founder of Catalyst Capital Advisors LLC and has been responsible for the day-to-day management of the Hedged Insider Buying Fund and Insider Long/Short Fund since their inceptions. Prior to founding the Advisor, Mr. Miller was the CEO of Investment Catalyst, an investment newsletter he founded in 2005. The Investment Catalyst newsletter worked to identify undervalued stocks with a near term catalyst for appreciation. Mr. Miller was a trader with UBS, working on the equity derivatives desk from July 2002 until December 2002. Mr. Miller was the CEO of MovieDaze Media Group, a search engine marketing company that he co-founded in 2003 and sold in 2006. He received a BS in Economics from the University of Pennsylvania, Wharton School and a MBA in Finance from the University of Michigan, Ross School of Business.

Other Service Providers

The Funds use the same service providers.  Northern Lights Distributors, LLC, located at 17605 Wright Street, Omaha, Nebraska 68130 serves as the principal underwriter and national distributor for the shares of each Fund. Gemini Fund Services, LLC, which has its principal office at 80 Arkay Drive, Suite 110, Hauppauge, New York 11788, serves as administrator, fund accountant and transfer agent for each Fund. MFund Services LLC, which has its principal office at 36 North New York Avenue, Huntington, NY 11743, provides the Funds with various management and administrative services. The Huntington National Bank. is each Fund’s custodian. Information about the Funds’ distributor, administrator and accounting agent, and custodian can be found in the Funds’ Statement of Additional Information under “Fund History”.  The Funds pay fees to the accounting agent and also reimburse the accounting agent for out-of-pocket expenses, subject to certain limitations, that are incurred by the accounting agent in performing its accounting agent duties under its agreement with the Funds.

Combined Fund.  Following the Reorganization, the Funds’ current service providers will serve the Combined Fund.

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Purchase, Redemption and Pricing Of Fund Shares

The procedures for the purchase, redemption and pricing of Class A, Class C and Class I shares of the Target Fund and the Survivor Fund are identical. Additional information about the purchase, redemption and pricing of the Fund’s shares can be found in each Fund’s prospectus.

Each Fund offers Class A, Class C and Class I shares. The main difference between each class are the sales charges and ongoing fees and minimum investment amounts. The Class A shares pay a sales charge of up to 5.00%; Class A and Class C shares pay an annual fee of up to 0.25% and 1.00% respectively, for distribution expenses pursuant to a Plan under Rule 12b-1. Class I shares to not have a Rule 12b-1 Plan. Each class of shares of a Fund represents interest in the same portfolio of investments in the Fund. Not all share classes may be available for purchase in all states.

Each Fund prices purchases based upon the next determined offering price (net asset value plus applicable sales load) or net asset value after your order is received. The net asset value ("NAV") and offering price (NAV plus any applicable sales charges) of each class of shares is determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for business. NAV is computed by determining, on a per class basis, the aggregate market value of all assets of each Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account, on a per class basis, the expenses and fees of each Fund, including management, administration, and distribution fees (if any), which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by each Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Frequent Purchases And Redemption Of Fund Shares

Each Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. To the extent that a Fund significantly invests in small or mid-capitalization equity securities or derivative investments, because these securities are often infrequently traded, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing the Funds to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of a Fund that indicates market timing or trading that it determines is abusive. This policy applies uniformly to all Fund shareholders. While the Funds attempt to deter market timing, there is no assurance that they will be able to identify and eliminate all market timers. For example, certain accounts called “omnibus accounts” include multiple shareholders. Omnibus accounts typically provide each Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. The netting effect often makes it more difficult for the Funds to detect market timing, and there can be no assurance that the Funds will be able to do so.

Dividends, Distributions And Taxes

Dividends and Distributions

Each Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the applicable Fund unless you request cash distributions on your application or through a written request to the Fund. Each Fund expects that its distributions will consist of both capital gains and dividend income. The Funds intend to make annual dividend distributions. Each Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards) annually.

Taxes

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In general, selling shares of a Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares. A Fund may produce capital gains even if it does not have income to distribute and performance has been poor.

Early each year, the Funds will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor’s tax circumstances are unique, please consult with your tax advisor about your investment.

For taxable years beginning after June 30, 2016, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from a Fund and net gains from the disposition of shares of a Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in a Fund.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase either Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FINANCIAL HIGHLIGHTS

The fiscal year end of each Fund is June 30.  The financial highlights of the Target Fund and the Survivor Fund are included with this Combined Prospectus/Information Statement as Exhibit B.

The financial highlights of the Target Fund and the Survivor Fund are also contained in: (i) the Annual Report to shareholders of the Target Fund and Survivor Fund for the fiscal year ended June 30, 2016, which have been audited by BBD, LLP, the Funds’ registered independent public accounting firm, and (ii) the Semi-Annual Report to shareholders of the Target Fund and Survivor Fund for the six months ended December 31, 2015, which are unaudited. The Annual Report and Semi-Annual Report, which have previously been sent to shareholders, are available on request and without charge by writing to the Funds at 17605 Wright Street, Omaha, Nebraska 68130, and, with respect to the Target Fund and Survivor Fund, are incorporated by reference into this Combined Prospectus/Information Statement.

INFORMATION RELATING TO THE REORGANIZATION

Description of the Reorganization

The following summary is qualified in its entirety by reference to the Plan of Reorganization found in Exhibit A.

The Plan of Reorganization provides that substantially all of the assets and liabilities of the Target Fund will be transferred to the Survivor Fund in exchange for shares of the Survivor Fund.  The shares of the Survivor Fund issued to the Target Fund will have an aggregate net asset value equal to the aggregate net asset value of the Target Fund’s shares outstanding as of the close of trading on the New York Stock Exchange (“NYSE”) on the

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Closing Date (as defined in Exhibit A) of the Reorganization (the “Valuation Time”). Upon receipt by the Target Fund of the shares of the Survivor Fund, the Target Fund will distribute Survivor Fund shares to its shareholders and will be terminated as a series of the Trust.

The distribution of the Survivor Fund shares to the Target Fund shareholders will be accomplished by opening new accounts on the books of the Survivor Fund in the names of the Target Fund shareholders and transferring to those shareholder accounts the shares of the Survivor Fund.  Such newly-opened accounts on the books of Survivor Fund will represent the respective pro rata number of shares of the Survivor Fund that the Target Fund is to receive under the terms of the Plan of Reorganization. See “Terms of the Reorganization” below.

Accordingly, as a result of the Reorganization, each Target Fund shareholder will own shares of the Survivor Fund with an aggregate net asset value equal to the aggregate net asset value of the shares of the Target Fund that the shareholders owned immediately prior to the Reorganization.

No sales charge or fee of any kind will be assessed to the Target Fund shareholders in connection with their receipt of shares of the Survivor Fund in the Reorganization.

Terms of the Reorganization

Pursuant to the Plan of Reorganization, on the Closing Date, the Target Fund will transfer to the Survivor Fund all of its assets in exchange solely for shares of the Survivor Fund.  The aggregate net asset value of the shares issued by the Survivor Fund will be equal to the value of the assets of the Target Fund transferred to the Survivor Fund as of the Closing Date, as determined in accordance with the Survivor Fund’s valuation procedures, net of the liabilities of the Target Fund assumed by the Survivor Fund. The Target Fund expects to distribute the shares of the Survivor Fund to its shareholders promptly after the Closing Date.  Thereafter, the Target Fund will be terminated as a series of the Trust.

The Plan of Reorganization contains customary representations, warranties, and conditions.  The Plan of Reorganization may be terminated with respect to the Reorganization if, on the Closing Date, any of the required conditions have not been met or if the representations and warranties are not true or, if at any time before the Effective Time, the Board or an authorized officer of the Trust determines the Reorganization is inadvisable.  The Plan of Reorganization may be terminated or amended by the mutual consent of the parties.

Reasons for the Reorganization

The factors considered by the Board with regard to the Reorganization include, but are not limited to, the following:

•	After the Reorganization, shareholders will be invested in a Combined Fund with a substantially similar investment objective and principal investment strategies;
•	After the Reorganization, shareholders will be invested in a Combined Fund with an identical management fee and expense cap pursuant to an in force Expense Limitation Agreement;
•	The same portfolio management team that currently manages each Fund is expected to manage the Combined Fund following the closing of the Reorganization;
•	The Combined Fund resulting from the completion of the Reorganization is expected to achieve certain operating efficiencies from its larger net asset size;
•	The Combined Fund, as a result of economies of scale is expected to have a lower ratio of expenses to average net assets than that of the Target Fund prior to the Reorganization;
•	The Reorganization is not expected to result in any tax consequence to the shareholders of the Target Fund;
•	The Funds and their shareholders will not bear any of the costs of the Reorganization; and
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•	The Target Fund shareholders will receive Survivor Fund shares with the same aggregate net asset value as their Target Fund shares.

For these and other reasons, the Board concluded that, based upon the factors and determinations summarized above, consummation of the Reorganization is in the best interests of the Target Fund and that the interests of the shareholders of the Target Fund will not be diluted as a result of the Reorganization. The approval determinations were made on the basis of each Board member’s business judgment after consideration of all of the factors taken as a whole, though individual Board members may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Federal Income Taxes

The combination of the Target Fund and the Survivor Fund in the Reorganization is intended to qualify for federal income tax purposes as a separate tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). If so, neither the Target Fund nor its shareholders will recognize gain or loss as a result of the Reorganization. The tax basis of the Survivor Fund shares received will be the same as the basis of the Target Fund shares exchanged and the holding period of the Survivor Fund shares received will include the holding period of the Target Fund shares exchanged, provided that the shares exchanged were held as capital assets at the time of the Reorganization. No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested. Nevertheless, the sale of securities by the Target Fund prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in taxable capital gains distribution prior to the Reorganization. Prior to the closing of the Reorganization, the Target Fund will pay to its shareholders a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the closings. This distribution would be taxable to shareholders that are subject to tax. Shareholders should consult their own tax advisors concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.

As of June 30, 2016, the Target Fund had unutilized federal tax short-term capital loss carryforwards of $4,759,443 which may be carried forward indefinitely.

The final amount of unutilized capital loss carryover for the Target Fund is subject to change and will not be determined until the time of the Reorganization. After and as a result of the Reorganization, these capital loss carryforwards and the utilization of certain unrealized capital losses may be subject to limitations under applicable tax laws on the rate at which they may be used in the future to offset capital gains of the Survivor Fund. The Trustees took this factor into account in concluding that the proposed Reorganization would be in the best interests of shareholders.

Expenses of the Reorganization

The costs of the Reorganization will be borne by Catalyst Capital Advisors LLC.

Continuation of Shareholder Accounts and Plans; Share Certificates

Upon consummation of the Reorganization, the Survivor Fund will establish a position for each Target Fund shareholder on the books of the Survivor Fund containing the appropriate number of shares of the Survivor Fund to be received in the Reorganization. No certificates for shares of the Survivor Fund will be issued in connection with the Reorganization.

OTHER INFORMATION

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Capitalization

The following table sets forth, as of December 7, 2016: (a) the unaudited capitalization of each Fund and (b) the unaudited pro forma combined capitalization of the Survivor Fund assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption and market activity.  No assurance can be given as to how many shares of the Survivor Fund will be received by Target Fund shareholders at the Closing Date, and the information should not be relied upon to reflect the number of shares of the Combined Fund that actually will be received by Target Fund shareholders.

Class A	Total Net Assets	Shares Outstanding	Net Asset Value Per Share
Target Fund	$1,553,393.90	222,036.49	$7.00
Survivor Fund	$1,812,278.94	197,206.01	$9.19
Pro Forma - Combined Fund	$3,365,672.33	366,232.03	$9.19

Class C	Total Net Assets	Shares Outstanding	Net Asset Value Per Share
Target Fund	$584,062.81	86,506.37	$6.75
Survivor Fund	$820,978.94	92,192.47	$8.91
Pro Forma - Combined Fund	$1,405,041.75	157,692.68	$8.91

Class I	Total Net Assets	Shares Outstanding	Net Asset Value Per Share
Target Fund	$135,646.24	19,197.14	$7.07
Survivor Fund	$392,228.44	42,312.38	$9.27
Pro Forma - Combined Fund	$527,874.68	56,944.41	$9.27

Shareholder Information.

As of the Record Date, there were 327,740.00 shares of the Target Fund outstanding. None of the Directors or officers of the Corporation directly owned shares of the Target Fund. As of the Record Date, no person was known by the Target Fund to own beneficially or of record 5% or more of any class of shares of the Target Fund except as follows:

Owner of Record	Number of Shares	Percent of Outstanding Shares Owned
Class A
LPL FINANCIAL 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	25,497.0590	11.48%
WILLIAM BEDARD LIV TRUST U/A/DTD 6/1/1998 321 N FIRST ST	21,287.8720	9.58%
Class C
AMERICAN ENTERPRISE INV SVCS 707 2ND AVENUE SOUTH MINNEAPOLIS, MN 55402	4,802.5250	5.28%
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ANDERSEN ERIK J 501 NORTH BROADWAY ST LOUIS MO 63102	6,598.3090	7.25%
GALLAGHER, DIANE 5784 ROBIN ST SHOREVIEW, MN 55126-9116	6,831.6420	7.51%
Class I
LPL FINANCIAL 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	1,158.4650	5.81%
SEI JDR IP ONE FREEDOM VALLEY DRIVE OAKS, PA 19456	2,790.6330	14.00%
IRA FBO JO ANN HADFI JERSEY CITY, NJ 07303-2052	1,297.0500	6.51%
SZILAGYI, JERRY J 5 ABBINGTON DRIVE LLOYD HARBOR, NY 11743	11,992.4750	60.16%

        As of the Record Date, there were 331,710.85 shares of the Survivor Fund outstanding. None of the Trustees or officers of the Fund directly owned shares of the Survivor Fund. As of the Record Date, no person was known by the Survivor Fund to own beneficially or of record 5% or more of any class of shares of the Survivor Fund except as follows:

Owner of Record	Number of Shares	Percent of Outstanding Shares Owned
Class A
LPL FINANCIAL 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	28,878.8330	14.67%
Class C
MG Trust Company Cust. FBO Texas A&M University System ORP 717 17th Street Suite 1300 Denver CO 80202	5,340.1470	5.79%
MILLER GREGORY 707 2ND AVENUE SOUTH MINNEAPOLIS, MN 55402	4,618.8440	5.01%
THOMAS TERRANCE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	4,960.3180	5.38%
Class I
LPL FINANCIAL 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	14,571.8550	34.44%
TUCKER RICHARD TR 777 EAST WISCONSIN AVENUE MILWAUKEE WI 53202-5391	2,263.3820	5.35%
NFS GRINKO GST EXEMPT TRUST U/A 3/4/96 263 LEHIGH LN BLOOMINGDALE IL 60108	2,233.8350	5.28%
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NFS 7 EASTON OVAL EA4E70 COLUMBUS OH 43219	13,190.8090	31.17%
CURTIS F PILOT PO BOX 91299 MOBILE AL 36691-1299	4,498.8530	10.63%

Shareholder Rights and Obligations

Both the Target Fund and Survivor Fund are series of the Trust, a business trust organized under the laws of the state of Ohio.  Under the Trust’s declaration of trust, the Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. The shares of each series of the Trust have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive rights.

With respect to each Fund, shares have equal dividend, distribution, liquidation, and voting rights, and fractional shares have those rights proportionately.

When issued in accordance with the provisions of their respective prospectuses (and, in the case of shares of Survivor Fund, issued in the connection with the Reorganization), all shares are fully paid and non-assessable.

Shareholder Proposals

The Funds do not hold regular annual meetings of shareholders. As a general matter, the Survivor Fund does not intend to hold future regular annual or special meetings of its shareholders unless the election of directors is required by the 1940 Act.  Any shareholder who wishes to submit a proposal for consideration at a meeting of shareholders of either Fund should send such proposal to 17605 Wright Street, Omaha, Nebraska 68130.  To be considered for presentation at a shareholders’ meeting, rules promulgated by the SEC require that, among other things, a shareholder’s proposal must be received at the offices of a Fund a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.

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EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION (“Agreement”) is made as of [ ], 2016, among MUTUAL FUND SERIES TRUST., a Ohio trust, with its principal place of business at 17605 Wright Street, Omaha, Nebraska 68130 (the “Trust”), on behalf of Catalyst Hedged Insider Buying Fund, a series of the Trust (the “Target Fund”) and on behalf of Catalyst Insider Long/Short Fund, a series of the Trust (the “Survivor Fund”); and, solely for purposes of paragraph 6, CATALYST CAPITAL ADVISORS LLC, advisor to the Target Fund and Survivor Fund (“Advisor”). (each Target Fund and Survivor Fund is sometimes referred to herein as a “Fund.”) Notwithstanding anything to the contrary contained herein, (1) the agreements, covenants, representations, warranties, actions, and obligations (collectively, “Obligations”) of and by each Fund -- and of and by the Trust of which that Fund is a series, on that Fund’s behalf -- shall be the Obligations of that Fund only, (2) all rights and benefits created hereunder in favor of a Fund shall inure to and be enforceable by the Trust of which that Fund is a series, on that Fund’s behalf, and (3) in no event shall any other series of the Trust (including another series thereof) or the assets thereof be held liable with respect to the breach or other default by an obligated Fund or the Trust of its Obligations set forth herein.

The Trust wishes to effect a reorganization described in section 368(a) of the Internal Revenue Code of 1986, as amended (“Code”) (all “section” references are to the Code, unless otherwise noted), and intends this Agreement to be, and adopts it as, a “plan of reorganization” within the meaning of the regulations under the Code (“Regulations”). The reorganization will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Target Fund to the Survivor Fund in exchange solely for (a) shares of beneficial interest of the Survivor Fund (“Survivor Fund Shares”), as described herein, and (b) the assumption by the Survivor Fund of all liabilities of the Target Fund, and (2) the subsequent distribution of the corresponding Survivor Fund Shares (which shall then constitute all of the assets of the Target Fund) pro rata to the shareholders in exchange for their shares of beneficial interest of the Target Fund (the “Target Fund Shares”) in complete liquidation thereof, and (3) terminating the Target Fund, all on the terms and conditions set forth herein (all the foregoing transactions involving each Target Fund and its corresponding Survivor Fund being referred to herein collectively as a “Reorganization”).

The Trust’s board of trustees (the “Board”), in each case including a majority of the trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”)) (“Non-Interested Persons”) of the Trust, (1) has duly adopted and approved this Agreement and the transactions contemplated hereby, (2) has duly authorized performance thereof on the Funds’ behalf by all necessary Board action, and (3) has determined that participation in the Reorganization is in the best interests of each Fund that is a series thereof and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

Target Fund’s issued and outstanding shares are divided into three classes: Class A shares, Class C shares, and Class I (“Target Fund Class A Shares”, “Target Fund Class C Shares” and “Target Fund Class I Shares” respectively, and together, “Target Fund Shares”). Survivor Fund’s issued and outstanding shares are also divided into three classes of shares: Class A shares, Class C shares and Class I shares (“Survivor Fund Class A Shares”, “Survivor Fund Class C Shares” and “Survivor Fund Class I Shares” respectively, and together, “Survivor Fund Shares”).

In consideration of the mutual promises contained herein, the parties agree as follows:

A-1

1. PLAN OF REORGANIZATION AND TERMINATION

1.1. Subject to the requisite approvals and the terms and conditions set forth herein, Target Fund shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to Survivor Fund. In exchange therefor, Survivor Fund shall:

(a) issue and deliver to Target Fund, as applicable, the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the third decimal place): (1) Survivor Fund Class A Shares having an aggregate net asset value (“NAV”) equal to the aggregate NAV of all full and fractional Target Fund Class A Shares then outstanding; (2) Survivor Fund Class C Shares having an aggregate NAV equal to the aggregate NAV of all full and fractional Target Fund Class C shares then outstanding; (3) Survivor Fund Class I Shares having an aggregate net asset value (“NAV”) equal to the aggregate NAV of all full and fractional Target Fund Class I Shares then outstanding.

(b) assume all of Target Fund’s liabilities described in paragraph 1.3 (“Liabilities”).

Those transactions shall take place at the Closing (as defined in paragraph 2.1).

1.2 The Assets shall consist of all assets and property of every kind and nature -- including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, and books and records -- Target Fund owns at the Effective Time (as defined in paragraph 2.1) and any deferred and prepaid expenses shown as assets on Target Fund’s books at that time.

1.3 The Liabilities shall consist of all of Target Fund’s liabilities, whether known or unknown, accrued or contingent, debts, obligations, and duties existing at the Effective Time, excluding Reorganization Expenses (as defined in paragraph 3.3(f)) borne by the Advisor pursuant to paragraph 6).

1.4 At the Effective Time (or as soon thereafter as is reasonably practicable), the Target Fund shall distribute the Acquiring Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined at the Effective Time (each, a “Shareholder”), in proportion to their Target Fund Shares then held of record and in constructive exchange therefor, and will completely liquidate. That distribution shall be accomplished by the Trust’s transfer agent opening accounts on Survivor Fund’s shareholder records in the names of the Shareholders (except Shareholders in whose names accounts thereon already exist) and transferring those Survivor Fund Shares to those newly opened and existing accounts. Each Shareholder’s newly opened or existing account shall be credited with the respective pro rata number of full and fractional Survivor Fund Shares due that Shareholder, by class (i.e., the account for each Shareholder that holds Target Fund Class A Shares shall be credited with the respective pro rata number of Survivor Fund Class A Shares due that Shareholder, the account for each Shareholder that holds Target Fund Class C Shares shall be credited with the respective pro rata number of Survivor Fund Class C Fund Shares due that Shareholder, and the account for each Shareholder that holds Target Fund Class I Shares shall be credited with the respective pro rata number of Survivor Fund Class I Fund Shares due that Shareholder). The aggregate NAV of Survivor Fund Shares to be so credited to each Shareholder’s account shall equal the aggregate NAV of the Target Fund Shares that Shareholder owned at the Effective Time.

1.5 (a) The value of the Target Fund's net assets (the assets to be acquired by the Survivor Fund hereunder, net of liabilities assumed by the Survivor Fund) shall be the value of such net assets computed as of the close of business on the Closing Date, using the valuation procedures set forth in the Target Fund's then current prospectus and statement of additional information or such other valuation procedures as may be mutually agreed upon by the parties.

A-2

(b)       For purposes of the Reorganization, the net asset value per share of the Survivor Fund Shares shall be equal to the Survivor Fund's net asset value per share computed as of the close of business on the Closing Date, using the valuation procedures set forth in the Survivor Fund’s prospectus and statement of additional information or such other valuation procedures as may be mutually agreed upon by the parties.

(c)       All computations of value and NAV shall be made by Gemini Fund Services, LLC, accounting agent for the Funds, in accordance with its regular practice in pricing the shares and assets of each Fund.

1.6 Any transfer taxes payable on the issuance and transfer of Survivor Fund Shares in a name other than that of the registered holder on Target Fund’s shareholder records of the Target Fund Shares actually or constructively exchanged therefor shall be paid by the transferee thereof, as a condition of that issuance and transfer.

1.7 Any reporting responsibility of Target Fund to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated, except that Survivor Fund shall be responsible for preparing and filing any Form N-Q or Form N-CSR (including the annual report to shareholders) if the fiscal period relating to such form ended prior to the Effective Time, but as of the Effective Time such form has not yet been filed.

1.8 After the Effective Time, Target Fund shall not conduct any business except in connection with its dissolution and termination. As soon as reasonably practicable after distribution of the Survivor Fund Shares pursuant to paragraph 1.4, but in all events within six months after the Effective Time, (a) Target Fund shall be terminated as a series of Trust and (b) Trust shall make all filings and take all other actions in connection therewith necessary and proper to effect Target Fund’s complete dissolution.

2. CLOSING AND EFFECTIVE TIME

2.1 Unless the parties agree otherwise, all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to take place simultaneously as of immediately after the close of business (4:00 p.m., Eastern Time) on or about [ ], 2016 (“Effective Time”). The Closing shall be held at the offices of Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, New York 11788.

2.2 Trust shall direct the custodian of Target Fund’s assets to deliver at the Closing a certificate of an authorized officer (“Certificate”) stating and verifying that (a) the Assets it holds will be transferred to Survivor Fund at the Effective Time, (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made, and (c) the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target Fund to Survivor Fund, as reflected on Survivor Fund’s books immediately after the Effective Time, does or will conform to that information on Target Fund’s books immediately before the Effective Time.

2.3 Trust shall direct its transfer agent to deliver at the Closing (a) to Trust, a Certificate (1) verifying that Target Fund’s shareholder records contain each Shareholder’s name and address and the number of full and fractional outstanding Target Fund Shares that each such Shareholder owns at the Effective Time and (2) as to the opening of accounts on Survivor Fund’s shareholder records in the names of the Shareholders and (b) to Trust, a confirmation, or other evidence satisfactory to Trust, that the Survivor Fund Shares to

A-3

be credited to Target Fund at the Effective Time have been credited to Target Fund’s account on those records.

2.4 Trust shall deliver to Trust and Advisor, within five days before the Closing, a Certificate listing each security, by name of issuer and number of shares, that is being carried on Target Fund’s books at an estimated fair market value provided by an authorized pricing vendor for Target Fund.

2.5 At the Closing, the Trust shall deliver, on behalf of each Fund, as applicable, (a) bills of sale, checks, assignments, share certificates, receipts, and/or other documents the Trust or its counsel reasonably requests and (b) a Certificate in form and substance satisfactory to the recipient, and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated hereby.

3. REPRESENTATIONS AND WARRANTIES

3.1 Trust, on Target Fund’s behalf, represents and warrants as follows:

(a) Trust (1) is a Trust that is duly organized, validly existing, and in good standing under the laws of the State of Ohio (“Ohio Law”), and its Declaration of Trust is on file with the Office of the Secretary of State of Ohio (“Secretary”), (2) is duly registered under the 1940 Act as an open-end management Trust, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

(b) Target Fund is a duly established and designated series of Trust;

(c) The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of Trust’s Board; and this Agreement constitutes a valid and legally binding obligation of Trust, with respect to Target Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

(d) At the Effective Time, Trust will have good and marketable title to the Assets for Target Fund’s benefit and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in section 851(b)(2), or that are restricted to resale by their terms); and on delivery and payment for the Assets, Trust, on Survivor Fund’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”);

(e) Trust, with respect to Target Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Ohio Law, Trust’s Declaration of Trust, or By-Laws, or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which Trust, on Target Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Trust, on Target Fund’s behalf, is a party or by which it is bound;

(f) At or before the Effective Time, either (1) all material contracts and other commitments of Target Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts, and swap agreements) will terminate, or (2) provision for discharge and/or Survivor

A-4

Fund’s assumption of any liabilities of Target Fund thereunder will be made, without either Fund’s incurring any penalty with respect thereto and without diminishing or releasing any rights Trust may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

(g) No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to Trust’s knowledge, threatened against Trust, with respect to Target Fund or any of its properties or assets attributable or allocable to Target Fund, that, if adversely determined, would materially and adversely affect Target Fund’s financial condition or the conduct of its business; and Trust, on Target Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Target Fund’s business or Trust’s ability to consummate the transactions contemplated hereby;

(h) Target Fund’s Statement of Assets and Liabilities, Schedule of Investments, Statement of Operations, and Statement of Changes in Net Assets (each, a “Statement”) at and for the fiscal year ended June 30, 2016, have been audited by BBD, LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles consistently applied in the United States (“GAAP”); and those Statements present fairly, in all material respects, Target Fund’s financial condition at that date in accordance with GAAP and the results of its operations and changes in its net assets for the period then ended, and there are no known contingent liabilities of Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at that date that are not disclosed therein;

(i) Since June 30, 2016, there has not been any material adverse change in Target Fund’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Target Fund of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this subparagraph, a decline in NAV per Target Fund Share due to declines in market values of securities Target Fund holds, the discharge of Target Fund liabilities, or the redemption of Target Fund Shares by its shareholders shall not constitute a material adverse change;

(j) All federal and other tax returns, dividend reporting forms, and other tax-related reports (collectively, “Returns”) of Target Fund required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns shall have been paid or provision shall have been made for the payment thereof; to the best of Trust’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Target Fund is in compliance in all material respects with all applicable Regulations pertaining to the reporting of dividends and other distributions on and redemptions of its shares and to withholding in respect thereof and is not liable for any material penalties that could be imposed thereunder;

(k) Target Fund is classified as an association that is taxable as a Trust, for federal tax purposes; Target Fund is a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); for each taxable year of its operation (including its current taxable year), Target Fund has met (and for that year will meet) the requirements of Part I of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) for qualification as a regulated Trust (“RIC”) and has been (and for that year will be) eligible to and has computed (and for that year will compute) its federal income tax under section 852; Target Fund has not at any time since its inception been liable for, and is not now liable for, any material

A-5

income or excise tax pursuant to sections 852 or 4982; and Target Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(l) All issued and outstanding Target Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Target Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Target Fund’s shareholder records, as provided in paragraph 2.3; and Target Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Target Fund Shares, nor are there outstanding any securities convertible into any Target Fund Shares;

(m) Target Fund incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;

(n) Target Fund is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(o) Not more than 25% of the value of Target Fund’s total assets (excluding cash, cash items, and Government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of those assets is invested in the stock and securities of five or fewer issuers;

(p) Target Fund’s current prospectus and statement of additional information (1) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (2) at the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or at the Effective Time do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(q) The information to be furnished by Trust for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations; and the N-14 (as defined in paragraph 3.3(a) will, at the Effective Time, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(r) The Declaration of Trust permit Trust to vary its shareholders’ investment; Trust does not have a fixed pool of assets; and each series thereof (including the Target Fund) is a managed portfolio of securities, and Advisor has the authority to buy and sell securities for the Target Fund;

(s) Target Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus, except as previously disclosed in writing to Trust;

(t) The Survivor Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof;

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(u) At the Closing, at least 33 1/3% of Target Fund’s portfolio assets (by fair market value) will meet the investment objectives, strategies, policies, risks and restrictions of Survivor Fund, and Target Fund will not alter its portfolio in connection with the Reorganization to meet this 33 1/3% threshold. Target Fund did not enter into any line of business as part of the plan of reorganization;

(v) To the best of the knowledge of Target Fund’s management, (i) there is no plan or intention by Target Fund shareholders to sell, exchange, redeem, or otherwise dispose of a number of Target Fund Shares (or Survivor Fund Shares received in the Reorganization), in connection with the Reorganization, that would reduce the Target Fund shareholders’ ownership of Target Fund Shares (or equivalent Survivor Fund Shares) to a number of shares that was less than 50 percent of the number of Target Fund Shares outstanding prior to the Closing; and (ii) there is no plan or intention by any shareholder owning 5% or more of the Target Fund Shares to sell, exchange, redeem, or otherwise dispose of any Target Fund Shares (or Survivor Fund Shares received in the Reorganization), in connection with the Reorganization;

(w) During the five-year period ending on the Closing Date, neither Target Fund nor any person related (as defined in section 1.368-1(e)(4) of the Treasury Regulations without regard to 1.368-1(e)(4)(i)) to Target Fund will have (i) acquired Target Fund Shares with consideration other than Survivor Fund Shares or Target Fund Shares, except in the ordinary course of Target Fund’s business as an open-end Trust pursuant to section 22(e) of the 1940 Act; or (ii) made distributions with respect to Target Fund Shares except for (A) normal, regular dividend distributions made pursuant to the historic dividend paying practice of Target Fund, and (B) distributions and dividends declared and paid in order to ensure Target Fund’s continuing qualification as a regulated Trust and to avoid the imposition of fund-level tax; and

(x) There is no intercorporate indebtedness existing between Survivor Fund and Target Fund that was issued, acquired, or will be settled at a discount.

3.2 Trust, on Survivor Fund’s behalf, represents and warrants as follows:

(a) Trust (1) is a Trust that is duly organized, validly existing, and in good standing under the laws of the State of Ohio (“Ohio Law”), and its Declaration of Trust is on file with the Office of the Secretary of State of Ohio (“Secretary”), (2) is duly registered under the 1940 Act as an open-end management Trust, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

(b) Survivor Fund is a duly established and designated series of Trust.

(c) The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of Trust’s Board; and this Agreement constitutes a valid and legally binding obligation of Trust, with respect to Survivor Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

(d) All issued and outstanding Survivor Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; and Survivor Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Survivor Fund Shares, nor are there outstanding any securities convertible into any Survivor Fund Shares. All of the Survivor Fund Shares to be issued and delivered to Trust, for the account of the Target Fund shareholders, pursuant

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to this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly and legally issued Survivor Fund Shares and be fully paid and non-assessable by Trust;

(e) No consideration other than Survivor Fund Shares (and Survivor Fund’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

(f) Trust, with respect to Survivor Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Ohio Law, Trust’s Declaration of Trust, or any Undertaking to which Trust, on Survivor Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Trust, on Survivor Fund’s behalf, is a party or by which it is bound;

(g) No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to Trust’s knowledge, threatened against Trust, with respect to Survivor Fund or any of its properties or assets attributable or allocable to Survivor Fund, that, if adversely determined, would materially and adversely affect Survivor Fund’s financial condition or the conduct of its business; and Trust, on Survivor Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Survivor Fund’s business or Trust’s ability to consummate the transactions contemplated hereby;

(h) Survivor Fund is (and will be) classified as an association that is taxable as a Trust, for federal tax purposes; Survivor Fund is a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)) and has not taken and will not take any steps inconsistent with its qualification as such or its qualification and eligibility for treatment as a RIC under sections 851 and 852; for each taxable year of its operation (including its current taxable year), Survivor Fund has met (and for that year will meet) the requirements of Part I of Subchapter M for qualification as a RIC for its taxable year in which the Reorganization occurs, Survivor Fund will meet those requirements, and will be eligible to and will compute its federal income tax under section 852, for its taxable year in which the Reorganization occurs; and Survivor Fund intends to continue to meet all those requirements, and to be eligible to and to so compute its federal income tax, for the next taxable year;

(i) There is no plan or intention for Survivor Fund to be dissolved or merged into another statutory or business trust or a Trust or any “fund” thereof (as defined in section 851(g)(2)) following the Reorganization;

(j) Assuming the truthfulness and correctness of Trust’s representation and warranty in paragraph 3.1(o), immediately after the Reorganization (1) not more than 25% of the value of Survivor Fund’s total assets (excluding cash, cash items, and Government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of those assets will be invested in the stock and securities of five or fewer issuers;

(k) Immediately after the Effective Time, Survivor Fund will not be under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(l) The information to be furnished by Trust for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including FINRA) that may be necessary in connection with the transactions

A-8

contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations; and the N-14 will, at the Effective Time, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(m) The Declaration of Trust permit Trust to vary its shareholders’ investment; Trust will not have a fixed pool of assets; and each series thereof (including the Survivor Fund) will be a managed portfolio of securities, and Advisor will have the authority to buy and sell securities for the Survivor Fund;

(n) Survivor Fund will acquire at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by Target Fund immediately prior to the Reorganization. For purposes of this representation, amounts paid by Target Fund to dissenters, amounts used by Target Fund to pay Target Fund’s Reorganization expenses, amounts paid by Target Fund to shareholders who receive cash or other property, and all redemptions and distributions (except redemptions in the ordinary course of Target Fund’s business as an open-end investment company pursuant to section 22(e) of the 1940 Act and regular, normal dividends) made by Target Fund immediately preceding the Reorganization will be included as assets of Target Fund held immediately prior to the Reorganization;

(o) Survivor Fund has no plan or intention to reacquire any of Survivor Fund Shares issued in the Reorganization, except in the ordinary course of its business as an open-end Trust pursuant to section 22(e) of the 1940 Act;

(p) Survivor Fund is in the same line of business as Target Fund preceding the Reorganization for purposes of Treasury Regulations section 1.368-1(d)(2). Following the Reorganization, Survivor Fund will continue such line of business or use a significant portion of Target Fund’s portfolio assets in a business, and Survivor Fund has no plan or intention to change such line of business. Survivor Fund did not enter into any line of business as part of the plan of reorganization. At the Closing, at least 33 1/3% of Target Fund’s portfolio assets (by fair market value) will meet the investment objectives, strategies, policies, risks and restrictions of Survivor Fund. Survivor Fund has no plan or intention to change any of its investment objectives, strategies, policies, risks and restrictions after the Reorganization;

(q) To the best of the knowledge of Survivor Fund’s management, (i) there is no plan or intention by Target Fund shareholders to sell, exchange, redeem, or otherwise dispose of a number of Target Fund Shares (or Survivor Fund Shares received in the Reorganization), in connection with the Reorganization, that would reduce the Target Fund shareholders’ ownership of Target Fund Shares (or equivalent Survivor Fund Shares) to a number of shares that was less than 50 percent of the number of Target Fund Shares outstanding prior to the Closing; and (ii) there is no plan or intention by any shareholder owning 5% or more of the Target Fund Shares to sell, exchange, redeem, or otherwise dispose of any Target Fund Shares (or Survivor Fund Shares received in the Reorganization), in connection with the Reorganization;

(r) There is no plan or intention for Survivor Fund or any person related (as defined in Treasury Regulations section 1.368-1(e)(4)) to Survivor Fund, to acquire or redeem any of the Survivor Fund Shares issued in the Reorganization, either directly or through any transaction, agreement, or arrangement with any other person, other than redemptions by Survivor Fund in the ordinary course of its business as an open-end Trust pursuant to section 22(e) of the 1940 Act; and

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(s) There is no intercorporate indebtedness existing between Survivor Fund and Target Fund that was issued, acquired, or will be settled at a discount.

3.3 Trust, on behalf of the Target Fund, and Trust, on behalf of the Survivor Fund, respectively, hereby further covenant as follows:

(a) No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws, and no consents, approvals, authorizations, or orders of any court are required, for its execution or performance of this Agreement on either Fund’s behalf, except for (1) Trust’s filing with the Commission of a combined prospectus/information statement on Form N-14 relating to the Survivor Fund Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus (“N-14”), and (2) consents, approvals, authorizations, and filings that have been made or received or may be required after the Effective Time;

(b) The fair market value of the Survivor Fund Shares each Shareholder receives will be equal to the fair market value of its Target Fund Shares it actually or constructively surrenders in exchange therefor;

(c) The Shareholders will pay their own expenses (such as fees of personal investment or tax advisors for advice regarding the Reorganization), if any, incurred in connection with the Reorganization;

(d) The fair market value of the Assets will equal or exceed the Liabilities to be assumed by Survivor Fund and those to which the Assets are subject;

(e) None of the compensation received by any Shareholder who or that is an employee of or service provider to Target Fund will be separate consideration for, or allocable to, any of the Target Fund Shares that Shareholder holds; none of the Survivor Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services; and

(f) No expenses incurred by Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by Survivor Fund, Advisor, or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Survivor Fund Shares will be transferred to Target Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof.

4. COVENANTS

4.1 Trust covenants to take all action necessary to obtain approval of the transactions contemplated hereby.

4.2 Trust covenants to prepare the N-14 in compliance with applicable federal and state securities laws.

4.3 Trust covenants that it will, from time to time, as and when requested by the other, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken any further action(s), it deems necessary or desirable in order to vest in, and confirm to, (a) Trust, on Survivor Fund’s behalf, title to and possession of all the Assets, and (b) Trust, on Target Fund’s

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behalf, title to and possession of the Survivor Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

4.4 Trust covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and applicable state securities laws it deems appropriate to commence and continue Survivor Fund’s operations after the Effective Time.

4.5 Subject to this Agreement, Trust covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

5. CONDITIONS PRECEDENT

Each Fund’s obligations hereunder shall be subject to (a) performance by the other Fund of all its obligations to be performed hereunder at or before the Closing, (b) all representations and warranties on behalf of the other Fund contained herein being true and correct in all material respects at the date hereof and, except as they may be affected by the transactions contemplated hereby, at the Effective Time, with the same force and effect as if made at that time, and (c) the following further conditions that, at or before that time:

5.1 This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by the Board, on behalf of each Fund;

5.2 All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit Trust to carry out the transactions contemplated hereby. The N-14 shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to Trust’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act or the 1940 Act. The Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) Trust deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund’s assets or properties;

5.3 At the Effective Time, no action, suit, or other proceeding shall be pending (or, to Trust’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby;

5.4 Prior to the Closing, Target Fund shall have declared a dividend or dividends which, together with all previous such dividends shall have the effect of distributing to Target Fund Shareholders all of Target Fund’s Trust taxable income for all taxable periods ending at the Effective Time (computed without regard to any deduction for dividends paid) and all of the net capital gains realized in all taxable periods ending at the Effective Time (after reduction for any capital loss carryforward).

5.5 At any time before the Closing, Trust may waive any of the foregoing conditions (except those set forth in paragraphs 5.1, 5.2 and 5.4) if, in the judgment of the Board, that waiver will not have a material adverse effect on the applicable Fund’s shareholders’ interests.

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6. EXPENSES

Subject to complying with the representation and warranty contained in paragraph 3.3(f), Advisor shall bear the entirety of the total Reorganization Expenses. The Reorganization Expenses include (1) costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing and filing Target Fund’s prospectus supplements and the N-14, and printing and distributing Survivor Fund’s prospectus and the N-14, (2) legal and accounting fees, (3) transfer taxes for foreign securities and (4) any and all incremental Blue Sky fees. Notwithstanding the foregoing, expenses shall be paid by the Fund directly incurring them if and to the extent that the payment thereof by another person would result in that Fund’s disqualification as a RIC.

7. ENTIRE AGREEMENT; NO SURVIVAL

Trust, on behalf of the Target Fund, and Trust on behalf of the Survivor Fund, has not made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement of Trust, on behalf of the Target Fund, and Trust on behalf of the Survivor Fund. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

8. TERMINATION

This Agreement may be terminated at any time at or before the Closing with respect to the applicable Reorganization by resolution of either the Board, on behalf of the Target Fund, or the Board, on behalf of the Survivor Fund, if circumstances should develop that, in the opinion of that Board, make proceeding with the Agreement inadvisable with respect to the Target Fund or the Survivor Fund, respectively. Any such termination resolution will be effective when made.

9. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of Trust, on behalf of the Target Fund, and Trust, on behalf of the Survivor Fund.

10. SEVERABILITY

Any term or provision hereof that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

11. MISCELLANEOUS

11.1 This Agreement shall be governed by and construed in accordance with Ohio Law, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between that law and the federal securities laws, the latter shall govern.

11.2 Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or Trust other than Trust, on Survivor Fund’s behalf, or Trust, on Target Fund’s behalf, and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

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11.3 Notice is hereby given that this instrument is executed and delivered on behalf of Trust’s directors solely in their capacities as directors, and not individually, and that Trust’s obligations under this instrument are not binding on or enforceable against any of its directors, officers, shareholders, or series other than the applicable Fund but are only binding on and enforceable against its property attributable to and held for the benefit of such applicable Fund (“Fund’s Property”) and not Trust’s property attributable to and held for the benefit of any other series thereof. Trust, in asserting any rights or claims under this Agreement on its or a Fund’s behalf, shall look only to the corresponding Fund’s Property in settlement of those rights or claims and not to the property of any other series of Trust or to those directors, officers, or shareholders.

11.4 This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by Trust, on behalf of Target Fund, and Trust on behalf of Survivor Fund. The headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation hereof.

IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.

MUTUAL FUND SERIES TRUST, on behalf of CATALYST HEDGED INSIDER BUYING FUND

By:

MUTUAL FUND SERIES TRUST, on behalf of CATALYST INSIDER LONG/SHORT FUND

By:

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EXHIBIT B - FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the tables reflect the rates an investment in each Fund would have earned (or lost), assuming reinvestment of all dividends and distributions. The following information for the fiscal years ended December 31 has been derived from the Fund’s financial statements, which have been audited by BBD, LLP, independent registered public accounting firm. It is an integral part of the Fund’s audited financial statements included in the Fund’s Annual Report to members and incorporated by reference into the Statement of Additional Information. The following information for the six month period ended June 30, 2016 has been derived from the Fund’s semi-annual financial statements, which have not been audited. It is an integral part of the Fund’s unaudited financial statements included in the Fund’s Semi-Annual Report to members and incorporated by reference into the Statement of Additional Information. This should be read in conjunction with those financial statements.

Catalyst Insider Long/Short Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the	For the		For the	For the	For the
	Year Ended	Year Ended		Year Ended	Year Ended	Period Ended
	June 30, 2016	June 30, 2015		June 30, 2014	June 30, 2013	June 30, 2012

Net asset value, beginning of period	$10.90	$11.62		$10.34	$10.15	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.21)	(0.20)		(0.14)	(0.04)	(0.03)
Net realized and unrealized gain (loss) on investments	(1.44)	(0.37)		1.81	0.23	0.18
Total from investment operations	(1.65)	(0.57)		1.67	0.19	0.15

LESS DISTRIBUTIONS:
From net realized gains on investments	—	(0.15)		(0.39)	—	—
Total distributions	—	(0.15)		(0.39)	—	—

Net asset value, end of period	$9.25	$10.90		$11.62	$10.34	$10.15

Total return (C)	(15.14)%	(4.88	)% (J,K)	16.99%	1.87%	1.50	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,862	$9,375		$10,541	$2,105	$1,026
Ratios to average net assets (including dividend and interest expense) (F)
Expenses, before wavier and reimbursement (H)	4.02%	3.55%		5.63%	4.48%	21.96	% (E)
Expenses, net waiver and reimbursement (H)	3.29%	3.12%		3.60%	2.21%	2.97	% (E)
Ratios of net Investment loss (including dividend and interest expense)
Net investment loss, before waiver and reimbursement (H,I)	(1.71)%	(2.24)%		(3.32)%	(2.70)%	(19.00	)% (E)
Net investment loss, net waiver and reimbursement (H,I)	(2.03)%	(1.81)%		(1.29)%	(0.43)%	(0.01	)% (E)
Portfolio turnover rate	184%	239%		207%	253%	0	% (D)

B-1

	Class C (A)
	For the	For the		For the	For the	For the
	Year Ended	Year Ended		Year Ended	Year Ended	Period Ended
	June 30, 2016	June 30, 2015		June 30, 2014	June 30, 2013	June 30, 2012

Net asset value, beginning of period	$10.68	$11.47		$10.25	$10.13	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.28)	(0.27)		(0.22)	(0.09)	(0.04)
Net realized and unrealized gain (loss) on investments	(1.40)	(0.37)		1.83	0.21	0.17
Total from investment operations	(1.68)	(0.64)		1.61	0.12	0.13

LESS DISTRIBUTIONS:
From net realized gains on investments	—	(0.15)		(0.39)	—	—
Total distributions	—	(0.15)		(0.39)	—	—

Net asset value, end of period	$9.00	$10.68		$11.47	$10.25	$10.13

Total return (C)	(15.73)%	(5.56	)% (J,K)	16.53%	1.18%	1.30	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,193	$2,444		$2,341	$618	$22
Ratios to average net assets (including dividend and interest expense) (G)
Expenses, before wavier and reimbursement (H)	4.77%	4.30%		6.38%	5.23%	22.71	% (E)
Expenses, net waiver and reimbursement (H)	4.11%	3.87%		4.35%	2.96%	3.72	% (E)
Ratios of net Investment loss (including dividend and interest expense)
Net investment loss, before waiver and reimbursement (H)(I)	(2.48)%	(2.98)%		(4.11)%	(3.45)%	(19.75	)% (E)
Net investment loss, net waiver and reimbursement (H)(I)	(2.81)%	(2.54)%		(2.08)%	(1.18)%	(0.76	)% (E)
Portfolio turnover rate	184%	239%		207%	253%	0	% (D)

(A)	The Catalyst Insider Long/Short Fund Class A and Class C shares commenced operations on April 30, 2012.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Ratios to average net assets (excluding dividend and interest expense)
Expenses, before waiver and reimbursement	2.48%	2.11%	3.48%	3.52%	20.24	% (E)
Expenses, net waiver and reimbursement	1.75%	1.67%	1.45%	1.25%	1.25	% (E)
(G)	Ratios to average net assets (excluding dividend and interest expense)
Expenses, before waiver and reimbursement	3.23%	2.86%	4.23%	4.27%	20.99	% (E)
Expenses, net waiver and reimbursement	2.50%	2.42%	2.20%	2.00%	2.00	% (E)
(H)	Does not include expenses of the underlying investment companies in which the Fund invests.
(I)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(J)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(K)	Includes increase from payments made by the Administrator of 0.26% related to the pricing errors reimbursement. Without these transactions, total return would have been (5.14)% for the A shares and (5.82)% for the C shares.

B-2

Catalyst Insider Long/Short Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I (A)
	For the	For the		For the
	Year Ended	Year Ended		Period Ended
	June 30, 2016	June 30, 2015		June 30, 2014

Net asset value, beginning of period	$10.95	$11.62		$11.87

LOSS FROM INVESTMENT OPERATIONS:
Net investment loss(B)	(0.17)	(0.25)		(0.01)
Net realized and unrealized loss on investments	(1.46)	(0.27)		(0.24	) (F)
Total from investment operations	(1.63)	(0.52)		(0.25)

LESS DISTRIBUTIONS:
From net realized gains on investments	—	(0.15)		—
Total distributions	—	(0.15)		—

Net asset value, end of period	$9.32	$10.95		$11.62

Total return (C)	(14.89)%	(4.44	)% (J,K)	(2.11	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$770	$5,054		$200
Ratios to average net assets (including dividend and interest expense) (G)
Expenses, before waiver and reimbursement (H)	3.77%	3.31%		3.89	% (E)
Expenses, net waiver and reimbursement (H)	2.77%	2.70%		3.25	% (E)
Ratios of net Investment loss (including dividend and interest expense)
Net investment loss, before waiver and reimbursement (H)(I)	(1.41)%	(3.01)%		(1.44	)% (E)
Net investment loss, net waiver and reimbursement (H)(I)	(1.68)%	(2.36)%		(0.80	)% (E)
Portfolio turnover rate	184%	239%		2.07	(D)

(A)	The Catalyst Insider Long/Short Fund Class I commenced operations on June 6, 2014.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.
(D)	Not annualized.
(E)	Annualized.
(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the period ended June 30, 2014, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.
(G)	Ratios to average net assets (excluding dividend and interest expense)
Expenses, before waiver and reimbursement	2.23%	1.90%	1.89	% (E)
Expenses, net waiver and reimbursement	1.38%	1.25%	1.25	% (E)
(H)	Does not include expenses of the underlying investment companies in which the Fund invests.
(I)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(J)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(K)	Includes increase from payments made by the Administrator of 0.26% related to the pricing errors reimbursement. Without these transactions, total return would have been (4.70)%.

B-3

Catalyst Hedged Insider Buying Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class A (A)
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012

Net asset value, beginning of year	$10.56	$14.48	$11.83	$9.68	$11.49

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.08)	(0.08)	0.12	0.10	0.06
Net realized and unrealized gain (loss) on investments	(3.77)	(2.42)	2.70	2.07	(0.88)
Total from investment operations	(3.85)	(2.50)	2.82	2.17	(0.82)

LESS DISTRIBUTIONS:
From net investment income	—	—	(0.01)	(0.02)	(0.01)
From net realized gains on investments	—	(1.42)	(0.16)	—	(0.98)
Total distributions	—	(1.42)	(0.17)	(0.02)	(0.99)

Net asset value, end of year	$6.71	$10.56	$14.48	$11.83	$9.68

Total return (C)	(36.46)%	(17.44)%	24.07%	22.41%	(7.32)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,933	$9,893	$30,693	$10,348	$3,396
Ratios to average net assets (including dividend and interest expense) (E)
Expenses, before waiver and reimbursement (F)	3.23%	2.71%	2.04%	3.83%	3.59%
Expenses, net waiver and reimbursement (F)	2.09%	2.31%	1.61%	2.73%	1.83%
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement (F,G)	(2.09)%	(1.11)%	0.51%	0.96%	(0.89)%
Net investment income (loss), net waiver and reimbursement (F,G)	(0.94)%	(0.71)%	0.94%	2.07%	0.87%
Portfolio turnover rate	156%	183%	255%	277%	196%

	Class C (A)
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012

Net asset value, beginning of year	$10.30	$14.28	$11.74	$9.62	$11.50

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.14)	(0.18)	0.03	0.02	(0.01)
Net realized and unrealized gain (loss) on investments	(3.66)	(2.38)	2.67	2.10	(0.89)
Total from investment operations	(3.80)	(2.56)	2.70	2.12	(0.90)

LESS DISTRIBUTIONS:
From net realized gains on investments	—	(1.42)	(0.16)	—	(0.98)
Total distributions	—	(1.42)	(0.16)	—	(0.98)

Net asset value, end of year	$6.50	$10.30	$14.28	$11.74	$9.62

Total return (C)	(36.89)%	(18.14)%	23.20%	22.04%	(8.01)%

RATIOS/SUPPLEMENTAL DATA:
B-4

Net assets, end of period (in 000’s)	$832	$2,726	$4,888	$1,069	$255
Ratios to average net assets (including dividend and interest expense) (D)
Expenses, before waiver and reimbursement (F)	4.10%	3.46%	2.79%	4.58%	4.65%
Expenses, net waiver and reimbursement (F)	2.89%	3.06%	2.36%	3.48%	2.63%
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement (F)(G)	(2.84)%	(1.93)%	(0.21)%	0.21%	(1.64)%
Net investment income (loss), net waiver and reimbursement (F)(G)	(1.63)%	(1.52)%	0.22%	1.32%	0.12%
Portfolio turnover rate	156%	183%	255%	277%	196%

(A)	The Catalyst Hedged Insider Buying Fund Class A and C shares commenced operations on October 28, 2010.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not Annualized.

(E)	Annualized.

(D)	Ratios to average net assets (excluding dividend and interest expense)
	Expenses, before waiver and reimbursement	2.90%	2.06%	1.98%	2.66%	3.31%
	Expenses, net waiver and reimbursement	1.75%	1.66%	1.55%	1.55%	1.55%

(E)	Ratios to average net assets (excluding dividend and interest expense)
	Expenses, before waiver and reimbursement	3.71%	2.81%	2.73%	3.41%	4.06%
	Expenses, net waiver and reimbursement	2.50%	2.41%	2.30%	2.30%	2.30%

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

Catalyst Hedged Insider Buying Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I (A)
	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	June 30, 2016	June 30, 2015	June 30, 2014

Net asset value, beginning of period	$10.62	$14.49	$14.13

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.08)	(0.06)	0.01
Net realized and unrealized gain (loss) on investments	(3.77)	(2.39)	0.35
Total from investment operations	(3.85)	(2.45)	0.36

LESS DISTRIBUTIONS:
From net realized gains on investments	—	(1.42)	—
Total distributions	—	(1.42)	—

Net asset value, end of period	$6.77	$10.62	$14.49

Total return (C)	(36.25)%	(17.04)%	2.55	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$126	$304	$154
B-5

Ratios to average net assets (including dividend and interest expense) (F)
Expenses, before waiver and reimbursement (G)	3.19%	2.46%	2.10	% (E)
Expenses, net waiver and reimbursement (G)	1.81%	1.95%	1.30	% (E)
Ratios of net Investment income (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement (G,H)	(2.29)%	(1.04)%	0.18	% (E)
Net investment income (loss), net waiver and reimbursement (G,H)	(0.91)%	(0.48)%	0.98	% (E)
Portfolio turnover rate	156%	183%	255.00	% (D)

(A)	The Catalyst Hedged Insider Buying Fund Class I shares commenced operations on June 6, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not Annualized.

(E)	Annualized.

(F)	Ratios to average net assets (excluding dividend and interest expense)
	Expenses, before waiver and reimbursement	2.80%	1.81%	2.10	% (E)
	Expenses, net waiver and reimbursement	1.42%	1.30%	1.30	% (E)

(G)	Does not include expenses of the underlying investment companies in which the Fund invests.

(H)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
B-6

STATEMENT OF ADDITIONAL INFORMATION

[____], 2016

CATALYST HEDGED INSIDER BUYING FUND

AND

CATALYST INSIDER LONG/SHORT FUND

each a series of Mutual Fund Series Trust.

17605 Wright Street

Omaha, Nebraska 68130

1-800-287- 9820

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Prospectus/Information Statement dated [____], 2013 (the “Combined Prospectus/Information Statement”) for the Survivor Fund and the Target Fund, each a class (herein referred to as “series”) of Mutual Fund Series Trust. (the “Corporation”).  Copies of the Combined Prospectus/Information Statement may be obtained at no charge by writing to the Catalyst Funds c/o Gemini Fund Services, LLC, Suite 2, 17605 Wright Street, Omaha, Nebraska 68130 45242 or by calling 1-866-447-4228.  Unless otherwise indicated, capitalized terms used in this Statement of Additional Information and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Information Statement.

This Statement of Additional Information contains information that may be of interest to shareholders of the Target Fund relating to the Reorganization, but that is not included in the Combined Prospectus/Information Statement.  As described in the Combined Prospectus/Information Statement, the Reorganization would involve the transfer of substantially all of the assets, and the assumption of the liabilities, of the Target Fund in exchange for shares of the Survivor Fund.  The Target Fund would distribute the Survivor Fund shares it receives to its shareholders in complete liquidation of the Target Fund.

The Funds will furnish, without charge, a copy of their most recent Annual Report and/or Semi-Annual Report.  Requests should be directed to the Catalyst Funds c/o Gemini Fund Services, LLC, Suite 2, 17605 Wright Street, Omaha, Nebraska 68130 or by calling 1-866-447-4228.

1

TABLE OF CONTENTS

ADDITIONAL INFORMATION ABOUT THE FUNDS	3
PRO FORMA FINANCIAL INFORMATION (UNAUDITED)	4

2

ADDITIONAL INFORMATION ABOUT THE FUNDS

Further information about each of the Survivor Fund and the Target Fund, each a series of the Trust, is contained in and incorporated by reference to the Statement of Additional Information dated November 1, 2016, as it may be amended and/or supplemented from time to time.  Management’s discussion of fund performance, audited financial statements and related report of the independent registered public accounting firm for the Funds are contained in the Funds’ Annual Report for the fiscal year ended June 30, 2016 and are incorporated in this Statement of Additional Information by reference.  No other parts of the Funds’ Annual Report are incorporated by reference in this Statement of Additional Information. Unaudited financial statements for the Funds are contained in the Funds’ Semi-Annual Report for the six-month period ended December 31, 2015 and are incorporated in this Statement of Additional Information by reference.  No other parts of the Funds’ Semi-Annual Report are incorporated by reference in this Statement of Additional Information.

3

Pro Forma Financial Information

(Unaudited)

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and Survivor Fund as of June 30, 2016, using the fees and expenses information as shown in the Proxy Statement/Prospectus. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Survivor Fund, which are available in their annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 — Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Survivor Fund pursuant to an Agreement and Plan of Reorganization (the “Reorganization”) as if the Reorganization occurred on June 30, 2016.

Target Fund	Survivor Fund
Catalyst Hedged Insider Buying Fund	Catalyst Insider Long/Short Fund

Note 2 — Basis of Pro Forma

The Reorganization is expected to be accounted for as a tax-free reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the Survivor Fund or its shareholders as a direct result of the Reorganization. The Target Fund and the Survivor Fund are both registered open-end management investment companies. The Reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities of the Target Fund by the Survivor Fund in exchange for shares of the Survivor Fund, followed by the distribution of such shares to Target Fund shareholders in complete liquidation and termination of the Target Fund. The pro forma financial information has been adjusted to reflect the assumption that the Target Fund distributes its undistributed net investment income to its shareholders prior to the Reorganization. The Target Fund shareholders would have received 208,999.676, 92,458.11, and 13,535,300 shares of Class A, Class C and Class I, respectively, of the Survivor Fund had the Reorganization occurred on June 30, 2016.

The Reorganization is expected to be accounted for as a tax-free reorganization for federal income tax purposes. In accordance with accounting principles generally accepted in the United States of America, for financial reporting purposes, the historical cost basis of the investments received from the Target Fund will be carried forward to align ongoing reporting of the realized and unrealized gains and losses of the Surviving Fund with amounts distributable to shareholders for tax purposes.

Fund	Net Assets	As-of As of Date
Catalyst Hedged Insider Buying Fund (Target Fund)	$2,891,519	June 30, 2016
Catalyst Insider Long/Short Fund (Survivor Fund)	$5,825,465	June 30, 2016
Catalyst Insider Long/Short Fund (Pro Forma Combined Fund)	$8,716,984	June 30, 2016

Note 3 — Pro Forma Expense Adjustments

The table below reflects adjustments to annual expenses made to the Pro Forma Combined Fund financial information as if the Reorganization had taken place on June 30, 2016 using the fees and expenses information shown in the Proxy Statement/Prospectus. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Survivor Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect this information. Percentages presented below are the increase (decrease) in expenses divided by the Pro Forma Combined Fund net assets presented in Note 2. Actual results could differ from those estimates. No other significant pro forma effects are expected to result from the Reorganization.

4

	Fee and Expense Increase (Decrease)
Net Expense Category	Dollar Amount	Percentage
Registration	$(32,188)	(0.55%)
Custodian fees	$(4,938)	(0.08%)
Professional fees	$(15,000)	(0.26%)
MFund Services	$(5,000)	(0.09%)
Printing and filing fees	$(1,000)	(0.02%)
Compliance expense	$(5,000)	(0.09%)
Trustee Fees	$(8,083)	(0.14%)
Total Pro Forma Net Expense Adjustment	$(71,209)	(1.23%)

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended. No significant changes to any existing contracts of the Survivor Fund are expected as a result of the Reorganization.

Note 4 — Accounting Survivor

The Survivor Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition, strategies, investment objective, expense structure and policies/restrictions of the Survivor Fund.

Note 5 — Capital Loss Carryforwards

At June 30, 2016, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. For net capital losses arising in taxable years beginning after December 22, 2010, a Fund will generally be able to carry-forward such capital losses indefinitely. A Fund’s net capital losses from taxable years beginning on or prior to December 22, 2010, however, will remain subject to their current expiration dates and can be used only after the post-enactment losses. The Funds had loss carryforwards as follows:

Target Fund – Catalyst Hedged Insider Buying Fund – The Target Fund has $4,759,443 in unused capital loss carryforwards that do not expire.

Survivor Fund – Catalyst Insider Long/Short Fund – The Survivor Fund has $3,100,349 in unused capital loss carryforwards that do not expire.

Target

5

Part C

Other Information

ITEM 15.  Indemnification

Article VI of the Registrant’s Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover the advisor, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

In so far as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.   Exhibits

(1) Declaration of Trust.

(i) Registrant’s Agreement and Declaration of Trust, which was filed as an exhibit to the Registrant’s Registration Statement on March 17, 2006, is hereby incorporated by reference.

(ii) Amendment No. 35 to the Agreement and Declaration of Trust, which was filed as an exhibit to the Registrant’s Registration Statement on July 15, 2015, is hereby incorporated by reference.

(iii) Amendment No. 36 to the Agreement and Declaration of Trust, which was filed as an exhibit to the Registrant’s Registration Statement on December 7, 2015, is hereby incorporated by reference.

(iv) Amendment No. 37 to the Agreement and Declaration of Trust, which was filed as an exhibit to the Registrant’s Registration Statement on August 23, 2016, is hereby incorporated by reference.

(v) Amendment No. 38 to the Agreement and Declaration of Trust, will be filed by subsequent amendment.

1

(2) By-laws. Registrant’s By-laws, which were filed as an exhibit to the Registrant’s Registration Statement on March 17, 2006, are hereby incorporated by reference.

(3) Not applicable.

(4) Plan of Reorganization, dated [ ], 2016, is filed herewith as Exhibit A.

(5) Instruments Defining Rights of Security Holders. None (other than the Declaration of Trust and By-laws of Registrant).

(6) Management Agreements.

(i)	Management Agreement with Catalyst Capital Advisors LLC, which was filed as an exhibit to the Registrant’s Registration Statement on February 29, 2008, is hereby incorporated by reference.
(ii)	Amended Exhibit 1 to Management Agreement with Catalyst Capital Advisors LLC, which was filed as an exhibit to the Registrant’s Registration Statement on December 7, 2015, is hereby incorporated by reference.

(iii)	Management Fee Limitation Agreement between the Trust and Catalyst Capital Advisors LLC, which was filed as an exhibit to the Registrant’s Registration Statement on October 27, 2016, is hereby incorporated by reference.

(iv)	Expense Limitation Agreement with Catalyst Capital Advisors LLC, which was filed as an exhibit to the Registrant’s Registration Statement on October 27, 2016, is hereby incorporated by reference.

(7)(a) Underwriting Agreement with Northern Lights Distributors, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on October 22, 2015, is hereby incorporated by reference.

(7)(b) Amended Schedule A to the Underwriting Agreement with Northern Lights Distributors, LLC, with respect to the Day Hagan Tactical Hedged Strategy Fund will be filed by subsequent amendment. (7)(b) Underwriting Agreement between the Registrant and Foreside Distribution Services, LP with respect to The Leader Short-Term Bond Fund, previously filed on October 20, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 66, and hereby incorporated by reference.

(8) None

(9)(a) Custody Agreement with The Huntington National Bank, which was filed as an exhibit to the Registrant’s Registration Statement on October 3, 2013, is hereby incorporated by reference.

(10) Rule 12b-1 Plan.

(i) Revised Class A Master Distribution Plan and Exhibit A, which were filed as exhibits to the Registrant’s Registration Statement on March 28, 2012, are hereby incorporated by reference.

(ii) Revised Class C Master Distribution Plan and Exhibit A, which were filed as exhibits to the Registrant’s Registration Statement on March 28, 2012, are hereby incorporated by reference.

(iii) Class I Master Distribution Plan and Exhibit A, to be filed by subsequent amendment.

(11) Opinion and consent of Thompson Hine LLP will be filed by amendment.

(12) None

(13) Other Material Agreements.

2

(i) Investment Company Services Agreement with Matrix 360 Administration LLC, which was filed as an exhibit to the Registrant's Registration Statement on December 22, 2010, is hereby incorporated by reference.

(ii) Amendment No. 4 to Investment Company Services Agreement with Matrix 360 Administration LLC, which was filed as an exhibit to the Registrant’s Registration Statement on December 21, 2011, is hereby incorporated by reference.

(iii) Form of Fund Services Agreement with Gemini Fund Services, LLC which was filed as an exhibit to the Registrant’s Registration Statement on June 28, 2012, is hereby incorporated by reference.

(iv) Management Services Agreement with MFund Services which was filed as an exhibit to the Registrant’s Registration Statement on July 7, 2015, is hereby incorporated by reference.

(v) Securities Lending Agreement with The Huntington National Bank, which was filed as an exhibit to the Registrant’s Registration Statement on May 20, 2011, is hereby incorporated by reference.

(vi) Compliance Services Agreement with CCO Compliance Services, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on September 25, 2012, is hereby incorporated by reference.

(vii) Compliance Services Agreement with MFund Services LLC, which was filed as an exhibit to the Registrant’s Registration Statement on December 7, 2015, is hereby incorporated by reference.

(14) Consent of BBD, LLP will be filed by subsequent amendment.

(15)(a) Annual Report of the Registrant was filed on Form N-CSR on September 8, 2016 and is incorporated by reference herein.

(15)(b) Semi-Annual Report of the Registrant was filed on Form N-CSR on March 10, 2016 and is incorporated by reference herein.

(16) Powers of Attorney.

(a) Power of Attorney of the Trust, and a certificate with respect thereto, which were filed as an exhibit to the Registrant’s Registration Statement on July 11, 2006, are hereby incorporated by reference.

(b) Powers of Attorney of Mr. Jerry Szilagyi, Trustee, Chief Executive Officer, President and Secretary of the Trust; Dr. Bert Pariser, Trustee of the Trust; Mr. Tobias Caldwell, Trustee of the Trust; Mr. Tiberiu Weisz, Trustee of the Trust; and Mr. Erik Naviloff, Chief Financial Officer and Treasurer of the Trust, which were filed as an exhibit to the Registrant’s Registration Statement on December 20, 2013, are hereby incorporated by reference.

ITEM 17.  Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

3

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

4

SIGNATURES

Pursuant to the requirements of the Securities Act, the Registrant has duly caused this Registration Statement on N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Huntington, State of New York, on the 8th day of December, 2016.

MUTUAL FUND SERIES TRUST (Registrant)

By:	/s/Jerry Szilagyi
Jerry Szilagyi President of the Trust

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Mutual Fund Series Trust

Dr. Bert Pariser	/s/Dr. Bert Pariser	Trustee	December 8, 2016
Tobias Caldwell	/s/Tobias Caldwell	Trustee	December 8, 2016
Jerry Szilagyi	/s/Jerry Szilagyi	Trustee/President/Principal Executive Officer	December 8, 2016
Erik Naviloff	/s/Erik Naviloff	Treasurer/Principal Financial Officer	December 8, 2016
Tiberiu Weisz	/s/Tiberiu Weisz	Trustee	December 8, 2016

5

Exhibits

6